PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of March 31, 2023 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 12.6%
		Basic Materials: 0.6%
15,000	(1)	ASP Unifrax Holdings, Inc., 5.250%, 09/30/2028	$12,004	0.0
225,000	(1)	Braskem Netherlands Finance BV, 7.250%, 02/13/2033	216,394	0.1
200,000	(1)	Celulosa Arauco y Constitucion SA, 4.250%, 04/30/2029	184,157	0.1
70,000	(1),(2)	Cleveland-Cliffs, Inc., 4.875%, 03/01/2031	63,715	0.0
70,000	(1)	Coeur Mining, Inc., 5.125%, 02/15/2029	59,415	0.0
200,000	(1)	Corp Nacional del Cobre de Chile, 5.125%, 02/02/2033	202,187	0.1
225,000	(1)	GC Treasury Center Co. Ltd., 4.400%, 03/30/2032	202,491	0.1
70,000	(1)	HudBay Minerals, Inc., 4.500%, 04/01/2026	64,724	0.1
70,000	(1)	Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.000%, 07/01/2028	62,119	0.0
70,000	(1),(3)	Iris Holdings, Inc., 8.750% (PIK Rate 9.500%, Cash Rate 8.750%), 02/15/2026	64,706	0.0
65,000	(1)	LSF11 A5 Holdco LLC, 6.625%, 10/15/2029	54,734	0.0
70,000	(1)	Mativ, Inc., 6.875%, 10/01/2026	64,123	0.0
70,000	(1)	Novelis Corp., 3.875%, 08/15/2031	59,060	0.0
60,000	(1)	Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.000%, 01/27/2030	52,929	0.0
70,000		Olin Corp., 5.125%, 09/15/2027	67,200	0.1
70,000	(1),(2)	Taseko Mines Ltd., 7.000%, 02/15/2026	63,589	0.0
50,000	(1)	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.125%, 04/01/2029	30,789	0.0
55,000	(1)	Tronox, Inc., 4.625%, 03/15/2029	46,121	0.0
			1,570,457	0.6

		Communications: 0.8%
70,000		AMC Networks, Inc., 4.250%, 02/15/2029	43,113	0.0
70,000	(1)	Beasley Mezzanine Holdings LLC, 8.625%, 02/01/2026	46,558	0.0
70,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.250%, 01/15/2034	54,823	0.0
206,000		Comcast Corp., 2.937%, 11/01/2056	137,364	0.1
70,000	(1)	CommScope Technologies LLC, 5.000%, 03/15/2027	51,268	0.0
70,000		CSC Holdings LLC, 5.250%, 06/01/2024	67,630	0.1
70,000	(1)	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.875%, 08/15/2027	63,466	0.0
70,000		DISH DBS Corp., 5.125%, 06/01/2029	37,351	0.0
70,000		Embarq Corp., 7.995%, 06/01/2036	29,500	0.0
70,000	(1)	GCI LLC, 4.750%, 10/15/2028	60,471	0.0
70,000	(1)	Gray Escrow II, Inc., 5.375%, 11/15/2031	46,559	0.0
70,000	(1)	Match Group Holdings II LLC, 4.625%, 06/01/2028	65,100	0.0
75,000	(1)	McGraw-Hill Education, Inc., 8.000%, 08/01/2029	61,594	0.0
70,000	(1)	Millennium Escrow Corp., 6.625%, 08/01/2026	45,588	0.0
45,000		Netflix, Inc., 5.875%, 11/15/2028	47,401	0.0
70,000	(4)	Paramount Global, 6.250%, 02/28/2057	52,453	0.0
280,000	(4)	Paramount Global, 6.375%, 03/30/2062	222,209	0.1
70,000	(1)	Radiate Holdco LLC / Radiate Finance, Inc., 4.500%, 09/15/2026	54,846	0.0
70,000	(1)	Sinclair Television Group, Inc., 4.125%, 12/01/2030	56,521	0.0
70,000	(1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	65,611	0.1
70,000	(1)	Spanish Broadcasting System, Inc., 9.750%, 03/01/2026	47,510	0.0
70,000		Sprint Corp., 7.625%, 03/01/2026	74,087	0.1
70,000	(1)	Stagwell Global LLC, 5.625%, 08/15/2029	61,460	0.0
70,000		Telecom Italia Capital SA, 6.375%, 11/15/2033	63,452	0.0
70,000	(1)	Uber Technologies, Inc., 8.000%, 11/01/2026	71,834	0.1
70,000	(1)	Univision Communications, Inc., 6.625%, 06/01/2027	66,437	0.1
70,000	(1)	Urban One, Inc., 7.375%, 02/01/2028	63,658	0.0
70,000	(1)	ViaSat, Inc., 5.625%, 09/15/2025	66,432	0.1
70,000	(1)	Viavi Solutions, Inc., 3.750%, 10/01/2029	59,934	0.0
70,000	(1)	Zayo Group Holdings, Inc., 6.125%, 03/01/2028	42,637	0.0
			1,926,867	0.8

		Consumer, Cyclical: 1.5%
70,000	(1)	1011778 BC ULC / New Red Finance, Inc., 4.000%, 10/15/2030	60,088	0.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of March 31, 2023 (Unaudited) (Continued)

70,000	(1)	Academy Ltd., 6.000%, 11/15/2027	68,363	0.1
70,000	(1)	Adams Homes, Inc., 7.500%, 02/15/2025	62,349	0.0
70,000	(1)	Adient Global Holdings Ltd., 8.250%, 04/15/2031	72,142	0.1
70,000	(1)	Affinity Gaming, 6.875%, 12/15/2027	62,504	0.0
70,000	(1)	Allison Transmission, Inc., 5.875%, 06/01/2029	68,236	0.1
70,000	(1)	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 04/20/2026	68,974	0.1
65,000	(1)	Arko Corp., 5.125%, 11/15/2029	53,879	0.0
70,000		Asbury Automotive Group, Inc., 4.750%, 03/01/2030	62,733	0.0
70,000		Bath & Body Works, Inc., 6.750%, 07/01/2036	62,635	0.0
70,000	(1)	Caesars Entertainment, Inc., 6.250%, 07/01/2025	70,069	0.1
70,000	(1)	CCM Merger, Inc., 6.375%, 05/01/2026	68,426	0.1
70,000	(1)	Century Communities, Inc., 3.875%, 08/15/2029	60,116	0.0
70,000	(1)	Crocs, Inc., 4.125%, 08/15/2031	57,736	0.0
70,000	(2)	Delta Air Lines 2020-1 Class A Pass Through Trust, 4.375%, 04/19/2028	65,107	0.0
70,000	(1)	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 6.750%, 01/15/2030	57,654	0.0
70,000	(1)	Foot Locker, Inc., 4.000%, 10/01/2029	58,477	0.0
70,000	(2)	Ford Motor Co., 6.100%, 08/19/2032	67,932	0.1
70,000	(1)	Foundation Building Materials, Inc., 6.000%, 03/01/2029	55,576	0.0
70,000	(1)	Gap, Inc./The, 3.875%, 10/01/2031	48,634	0.0
70,000	(1)	Golden Entertainment, Inc., 7.625%, 04/15/2026	70,658	0.1
70,000	(2)	Goodyear Tire & Rubber Co/The, 5.250%, 07/15/2031	60,540	0.0
70,000	(1),(2)	Hanesbrands, Inc., 4.875%, 05/15/2026	66,410	0.1
70,000	(1)	Hilton Domestic Operating Co., Inc., 4.000%, 05/01/2031	61,362	0.0
225,000		Home Depot, Inc./The, 3.625%, 04/15/2052	181,383	0.1
70,000	(1)	Installed Building Products, Inc., 5.750%, 02/01/2028	64,549	0.0
70,000	(1)	Interface, Inc., 5.500%, 12/01/2028	56,507	0.0
70,000	(1)	LBM Acquisition LLC, 6.250%, 01/15/2029	53,655	0.0
70,000	(1)	LCM Investments Holdings II LLC, 4.875%, 05/01/2029	58,642	0.0
70,000	(1)	Lions Gate Capital Holdings LLC, 5.500%, 04/15/2029	46,101	0.0
170,000		Lowe's Cos, Inc., 4.450%, 04/01/2062	138,968	0.1
70,000		M/I Homes, Inc., 3.950%, 02/15/2030	59,441	0.0
70,000	(1)	Macy's Retail Holdings LLC, 6.125%, 03/15/2032	61,683	0.0
70,000		Murphy Oil USA, Inc., 5.625%, 05/01/2027	67,837	0.1
70,000	(1),(2)	NCL Corp. Ltd., 7.750%, 02/15/2029	60,091	0.0
70,000	(1)	Penn Entertainment, Inc., 4.125%, 07/01/2029	58,440	0.0
70,000	(1)	Real Hero Merger Sub 2, Inc., 6.250%, 02/01/2029	51,822	0.0
25,000	(1),(2)	Ritchie Bros Holdings, Inc., 7.750%, 03/15/2031	26,232	0.0
70,000	(1),(2)	Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.625%, 03/01/2030	61,924	0.0
70,000		Shea Homes L.P. / Shea Homes Funding Corp., 4.750%, 04/01/2029	61,179	0.0
65,000	(1)	Sizzling Platter LLC / Sizzling Platter Finance Corp., 8.500%, 11/28/2025	58,385	0.0
70,000	(1),(2)	Sonic Automotive, Inc., 4.625%, 11/15/2029	58,723	0.0
70,000	(1)	SRS Distribution, Inc., 6.125%, 07/01/2029	59,150	0.0
70,000	(1),(2)	Staples, Inc., 10.750%, 04/15/2027	50,843	0.0
70,000	(1)	Station Casinos LLC, 4.500%, 02/15/2028	63,257	0.0
70,000	(1)	STL Holding Co. LLC, 7.500%, 02/15/2026	61,552	0.0
70,000	(1)	Tempur Sealy International, Inc., 3.875%, 10/15/2031	58,522	0.0
70,000	(2)	United Airlines Holdings, Inc., 4.875%, 01/15/2025	68,334	0.1
70,000	(1)	Victoria's Secret & Co., 4.625%, 07/15/2029	56,796	0.0
35,000	(1)	Viking Cruises Ltd., 5.875%, 09/15/2027	30,174	0.0
35,000	(1)	Viking Cruises Ltd., 13.000%, 05/15/2025	37,001	0.0
166,000	(1)	Warnermedia Holdings, Inc., 5.141%, 03/15/2052	134,683	0.1
70,000	(1)	William Carter Co/The, 5.625%, 03/15/2027	68,106	0.1
70,000	(1)	Williams Scotsman International, Inc., 4.625%, 08/15/2028	63,762	0.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of March 31, 2023 (Unaudited) (Continued)

70,000	(1)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.250%, 05/15/2027	66,233	0.0
55,000	(1),(2)	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 7.125%, 02/15/2031	55,840	0.0
			3,610,415	1.5

		Consumer, Non-cyclical: 0.8%
70,000	(1)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	67,875	0.1
70,000	(1)	ADT Security Corp./The, 4.125%, 08/01/2029	62,512	0.0
60,000	(1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	52,262	0.0
25,000	(1)	Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 07/15/2026	24,050	0.0
70,000	(1)	Alta Equipment Group, Inc., 5.625%, 04/15/2026	65,451	0.1
70,000	(1)	AMN Healthcare, Inc., 4.625%, 10/01/2027	64,972	0.0
70,000	(1)	APi Escrow Corp., 4.750%, 10/15/2029	61,698	0.0
70,000	(1)	BellRing Brands, Inc., 7.000%, 03/15/2030	70,971	0.1
35,000		Centene Corp., 2.625%, 08/01/2031	28,392	0.0
35,000		Centene Corp., 4.625%, 12/15/2029	32,940	0.0
70,000	(1)	CHS/Community Health Systems, Inc., 5.250%, 05/15/2030	54,974	0.0
64,000	(1)	CPI CG, Inc., 8.625%, 03/15/2026	63,418	0.0
70,000	(1)	DaVita, Inc., 4.625%, 06/01/2030	59,815	0.0
70,000		Encompass Health Corp., 4.750%, 02/01/2030	63,721	0.0
70,000	(1)	Garda World Security Corp., 7.750%, 02/15/2028	69,055	0.1
70,000	(1)	Graham Holdings Co., 5.750%, 06/01/2026	68,673	0.1
70,000		HCA, Inc., 3.500%, 09/01/2030	62,395	0.0
56,000	(1)	KeHE Distributors LLC / KeHE Finance Corp., 8.625%, 10/15/2026	55,970	0.0
70,000	(1)	Legends Hospitality Holding Co. LLC / Legends Hospitality Co-Issuer, Inc., 5.000%, 02/01/2026	62,712	0.0
70,000	(1)	Medline Borrower L.P., 3.875%, 04/01/2029	60,806	0.0
70,000	(1),(2)	MPH Acquisition Holdings LLC, 5.750%, 11/01/2028	50,429	0.0
40,000	(1)	NESCO Holdings II, Inc., 5.500%, 04/15/2029	36,228	0.0
70,000	(1)	PECF USS Intermediate Holding III Corp., 8.000%, 11/15/2029	46,571	0.0
70,000	(1)	Post Holdings, Inc., 4.625%, 04/15/2030	62,801	0.0
70,000	(1)	Primo Water Holdings, Inc., 4.375%, 04/30/2029	61,165	0.0
70,000	(1)	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 03/01/2029	56,974	0.0
70,000	(2)	Spectrum Brands, Inc., 5.750%, 07/15/2025	69,194	0.1
55,000	(1)	Teleflex, Inc., 4.250%, 06/01/2028	52,368	0.0
70,000	(2)	Tenet Healthcare Corp., 6.125%, 10/01/2028	67,154	0.1
70,000	(1)	Triton Water Holdings, Inc., 6.250%, 04/01/2029	55,651	0.0
45,000	(1)	United Natural Foods, Inc., 6.750%, 10/15/2028	41,864	0.0
70,000	(2)	United Rentals North America, Inc., 3.750%, 01/15/2032	60,362	0.0
70,000	(1)	Varex Imaging Corp., 7.875%, 10/15/2027	68,629	0.1
			1,882,052	0.8

		Energy: 1.6%
70,000	(1)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.750%, 03/01/2027	68,481	0.0
50,000	(1)	Antero Resources Corp., 5.375%, 03/01/2030	46,569	0.0
70,000	(1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	67,267	0.0
30,000	(1)	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.875%, 06/30/2029	26,505	0.0
70,000	(1)	Baytex Energy Corp., 8.750%, 04/01/2027	71,745	0.1
70,000	(1)	Chesapeake Energy Corp., 6.750%, 04/15/2029	69,561	0.1
70,000	(1)	Chord Energy Corp., 6.375%, 06/01/2026	69,418	0.1
70,000	(1)	CNX Midstream Partners LP, 4.750%, 04/15/2030	60,291	0.0
70,000	(1)	Colgate Energy Partners III LLC, 5.875%, 07/01/2029	66,360	0.0
70,000	(1)	Crescent Energy Finance LLC, 7.250%, 05/01/2026	65,864	0.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of March 31, 2023 (Unaudited) (Continued)

70,000		Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.750%, 04/01/2025	68,446	0.0
46,000		Devon Energy Corp., 5.250%, 10/15/2027	46,030	0.0
70,000	(1)	DT Midstream, Inc., 4.125%, 06/15/2029	61,449	0.0
70,000	(1)	Earthstone Energy Holdings LLC, 8.000%, 04/15/2027	67,992	0.0
250,000		Ecopetrol SA, 8.875%, 01/13/2033	253,250	0.1
350,000		Empresa Nacional del Petroleo, 3.750%, 08/05/2026	326,557	0.2
70,000	(1)	Encino Acquisition Partners Holdings LLC, 8.500%, 05/01/2028	61,316	0.0
70,000	(1)	Enerflex Ltd., 9.000%, 10/15/2027	68,143	0.0
450,000	(4)	Energy Transfer L.P., 7.125%, 12/31/2199	379,575	0.2
70,000	(2)	EnLink Midstream LLC, 5.375%, 06/01/2029	67,443	0.0
13,000	(1)	EQM Midstream Partners L.P., 6.000%, 07/01/2025	12,868	0.0
200,000	(1),(2)	Greensaif Pipelines Bidco Sarl, 6.129%, 02/23/2038	205,939	0.1
70,000	(1)	Hess Midstream Operations L.P., 4.250%, 02/15/2030	62,601	0.0
70,000	(1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.750%, 02/01/2029	64,525	0.0
70,000	(1)	Howard Midstream Energy Partners LLC, 6.750%, 01/15/2027	66,079	0.0
70,000		Murphy Oil Corp., 6.375%, 07/15/2028	69,039	0.0
60,000	(1)	Nabors Industries, Inc., 7.375%, 05/15/2027	58,818	0.0
70,000		Occidental Petroleum Corp., 6.625%, 09/01/2030	73,786	0.1
225,000		Petroleos del Peru SA, 4.750%, 06/19/2032	167,492	0.1
200,000		Petroleos Mexicanos, 5.950%, 01/28/2031	153,210	0.1
185,000		Petroleos Mexicanos, 6.700%, 02/16/2032	147,401	0.1
400,000	(1),(2)	Petroleos Mexicanos, 10.000%, 02/07/2033	383,718	0.2
70,000	(1)	Precision Drilling Corp., 6.875%, 01/15/2029	63,588	0.0
70,000		Southwestern Energy Co., 5.375%, 02/01/2029	66,056	0.0
70,000	(1)	SunCoke Energy, Inc., 4.875%, 06/30/2029	61,028	0.0
70,000		Sunoco L.P. / Sunoco Finance Corp., 4.500%, 05/15/2029	64,342	0.0
70,000	(1)	Weatherford International Ltd., 8.625%, 04/30/2030	71,677	0.1
70,000		Western Midstream Operating L.P., 5.450%, 04/01/2044	61,144	0.0
			3,865,573	1.6

		Financial: 5.3%
70,000	(2)	Ally Financial, Inc., 5.750%, 11/20/2025	65,910	0.1
293,000		American Express Co., 3.950%, 08/01/2025	287,496	0.1
70,000	(1)	Aretec Escrow Issuer, Inc., 7.500%, 04/01/2029	57,317	0.0
200,000		Banco Nacional de Panama, 2.500%, 08/11/2030	155,346	0.1
502,000	(4)	Bank of America Corp., 1.530%, 12/06/2025	469,708	0.2
2,391,000	(4)	Bank of America Corp., 3.384%, 04/02/2026	2,294,109	1.0
27,000	(4)	Bank of America Corp., 3.846%, 03/08/2037	23,044	0.0
15,000	(4)	Bank of America Corp., 4.375%, 12/31/2199	12,789	0.0
70,000	(1)	BroadStreet Partners, Inc., 5.875%, 04/15/2029	59,279	0.0
70,000	(1)	Burford Capital Global Finance LLC, 6.875%, 04/15/2030	60,325	0.0
407,000	(4)	Capital One Financial Corp., 4.166%, 05/09/2025	394,469	0.2
509,000	(1),(4)	Corebridge Financial, Inc., 6.875%, 12/15/2052	454,742	0.2
70,000	(1)	Cushman & Wakefield US Borrower LLC, 6.750%, 05/15/2028	62,732	0.0
264,000	(1),(4)	Danske Bank A/S, 6.466%, 01/09/2026	264,424	0.1
30,000	(1),(2)	Freedom Mortgage Corp., 6.625%, 01/15/2027	23,114	0.0
40,000	(1)	Freedom Mortgage Corp., 8.250%, 04/15/2025	36,994	0.0
1,675,000	(4)	JPMorgan Chase & Co., 2.083%, 04/22/2026	1,568,222	0.7
299,000	(4)	JPMorgan Chase & Co., 5.717%, 09/14/2033	306,531	0.1
70,000	(1)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.750%, 06/15/2029	50,674	0.0
665,000	(4)	Lloyds Banking Group PLC, 8.000%, 12/31/2199	614,294	0.3
70,000	(1)	LPL Holdings, Inc., 4.000%, 03/15/2029	63,069	0.0
35,000	(1)	Midcap Financial Issuer Trust, 6.500%, 05/01/2028	29,806	0.0
1,058,000	(4)	Morgan Stanley, 0.985%, 12/10/2026	943,869	0.4
1,293,000	(4)	Morgan Stanley, 2.188%, 04/28/2026	1,213,841	0.5
732,000	(4)	Morgan Stanley, 4.679%, 07/17/2026	723,018	0.3

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of March 31, 2023 (Unaudited) (Continued)

70,000		MPT Operating Partnership L.P. / MPT Finance Corp., 3.500%, 03/15/2031	47,187	0.0
215,000		Nasdaq, Inc., 3.950%, 03/07/2052	167,356	0.1
70,000		Navient Corp., 4.875%, 03/15/2028	58,957	0.0
69,000		Northern Trust Corp., 6.125%, 11/02/2032	73,606	0.1
70,000		OneMain Finance Corp., 6.625%, 01/15/2028	64,246	0.0
70,000	(1)	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 5.875%, 10/01/2028	64,532	0.0
91,000	(2),(4)	PNC Financial Services Group, Inc./The, 6.000%, 12/31/2199	83,998	0.1
574,000	(4)	PNC Financial Services Group, Inc./The, 6.250%, 12/31/2199	535,255	0.2
70,000	(1)	Realogy Group LLC / Realogy Co-Issuer Corp., 5.750%, 01/15/2029	52,465	0.0
70,000	(1)	RLJ Lodging Trust L.P., 4.000%, 09/15/2029	58,532	0.0
39,000	(4)	Truist Financial Corp., 4.800%, 12/31/2199	34,222	0.0
57,000	(4)	Truist Financial Corp., 5.100%, 12/31/2199	50,192	0.0
70,000	(1)	United Wholesale Mortgage LLC, 5.750%, 06/15/2027	62,366	0.0
70,000	(1)	Uniti Group L.P. / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 6.000%, 01/15/2030	41,037	0.0
70,000	(1)	VistaJet Malta Finance PLC / XO Management Holding, Inc., 6.375%, 02/01/2030	62,458	0.0
1,100,000	(4)	Wells Fargo & Co., 4.540%, 08/15/2026	1,080,744	0.5
70,000	(1)	XHR L.P., 4.875%, 06/01/2029	59,441	0.0
			12,831,716	5.3

		Industrial: 0.7%
15,000		Ball Corp., 6.875%, 03/15/2028	15,540	0.0
30,000	(1),(2)	Bombardier, Inc., 7.500%, 02/01/2029	30,675	0.0
25,000	(1),(2)	Bombardier, Inc., 7.875%, 04/15/2027	25,332	0.0
70,000	(1)	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 02/01/2026	65,711	0.0
70,000	(1)	Builders FirstSource, Inc., 5.000%, 03/01/2030	64,893	0.0
70,000	(1)	Cargo Aircraft Management, Inc., 4.750%, 02/01/2028	62,669	0.0
70,000	(1)	Cascades, Inc./Cascades USA, Inc., 5.375%, 01/15/2028	66,558	0.1
70,000	(1)	Chart Industries, Inc., 7.500%, 01/01/2030	72,413	0.1
70,000	(1),(2)	Clean Harbors, Inc., 6.375%, 02/01/2031	71,491	0.1
60,000	(1)	Energizer Holdings, Inc., 4.750%, 06/15/2028	54,075	0.0
70,000	(1)	Fortress Transportation and Infrastructure Investors LLC, 5.500%, 05/01/2028	63,949	0.0
70,000	(1)	GFL Environmental, Inc., 4.000%, 08/01/2028	63,663	0.0
70,000	(1)	Global Infrastructure Solutions, Inc., 5.625%, 06/01/2029	57,826	0.0
70,000	(1)	GrafTech Finance, Inc., 4.625%, 12/15/2028	58,457	0.0
70,000	(1)	Graham Packaging Co., Inc., 7.125%, 08/15/2028	60,598	0.0
70,000		Howmet Aerospace, Inc., 5.900%, 02/01/2027	71,291	0.1
70,000	(1)	Imola Merger Corp., 4.750%, 05/15/2029	62,701	0.0
70,000	(1)	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, 09/15/2028	60,375	0.0
70,000	(1)	Koppers, Inc., 6.000%, 02/15/2025	70,030	0.1
225,000	(1)	Misc Capital Two Labuan Ltd., 3.750%, 04/06/2027	212,910	0.1
70,000	(1)	New Enterprise Stone & Lime Co., Inc., 9.750%, 07/15/2028	66,913	0.1
70,000	(1)	PGT Innovations, Inc., 4.375%, 10/01/2029	63,350	0.0
70,000	(1)	Roller Bearing Co. of America, Inc., 4.375%, 10/15/2029	62,591	0.0
70,000	(1)	Sealed Air Corp., 4.000%, 12/01/2027	65,387	0.0
70,000	(1)	Sensata Technologies, Inc., 3.750%, 02/15/2031	61,313	0.0
70,000	(1)	Standard Industries, Inc./NJ, 3.375%, 01/15/2031	56,337	0.0
65,000		TransDigm, Inc., 5.500%, 11/15/2027	61,360	0.0
70,000	(1)	Weekley Homes LLC / Weekley Finance Corp., 4.875%, 09/15/2028	59,104	0.0
			1,807,512	0.7

		Technology: 0.3%
70,000		CDW LLC / CDW Finance Corp., 3.250%, 02/15/2029	61,650	0.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of March 31, 2023 (Unaudited) (Continued)

70,000	(1)	Condor Merger Sub, Inc., 7.375%, 02/15/2030	58,758	0.0
70,000	(1)	Consensus Cloud Solutions, Inc., 6.500%, 10/15/2028	58,114	0.0
70,000	(1),(2)	Entegris, Inc., 3.625%, 05/01/2029	60,484	0.0
70,000	(1)	NCR Corp., 5.125%, 04/15/2029	60,637	0.0
70,000	(1)	Open Text Corp., 3.875%, 02/15/2028	62,562	0.1
157,000		Oracle Corp., 3.800%, 11/15/2037	130,537	0.1
85,000		Oracle Corp., 3.950%, 03/25/2051	64,087	0.1
70,000	(1)	Playtika Holding Corp., 4.250%, 03/15/2029	58,361	0.0
15,000	(1)	Rackspace Technology Global, Inc., 5.375%, 12/01/2028	5,752	0.0
25,000	(1)	Veritas US, Inc. / Veritas Bermuda Ltd., 7.500%, 09/01/2025	18,844	0.0
70,000	(1)	Virtusa Corp., 7.125%, 12/15/2028	55,079	0.0
			694,865	0.3

		Utilities: 1.0%
338,000	(4)	Dominion Energy, Inc., 4.650%, 12/31/2199	298,637	0.1
129,000	(2),(4)	Duke Energy Corp., 4.875%, 12/31/2199	124,111	0.1
59,000		Duke Energy Florida LLC, 5.950%, 11/15/2052	65,760	0.0
104,000		Duke Energy Indiana LLC, 3.250%, 10/01/2049	76,265	0.0
334,000	(4)	National Rural Utilities Cooperative Finance Corp., 4.750%, 04/30/2043	323,543	0.2
275,000	(4)	NextEra Energy Capital Holdings, Inc., 5.650%, 05/01/2079	243,393	0.1
254,000		NextEra Energy Capital Holdings, Inc., 6.051%, 03/01/2025	258,526	0.1
200,000		Perusahaan Listrik Negara PT, 5.450%, 05/21/2028	199,455	0.1
211,000		South Jersey Industries, Inc., 5.020%, 04/15/2031	179,235	0.1
275,000	(4)	Southern Co/The, 4.000%, 01/15/2051	252,983	0.1
203,000	(4)	Southern Co/The, 4.475%, 08/01/2024	200,671	0.1
70,000		TransAlta Corp., 7.750%, 11/15/2029	73,648	0.0
70,000	(1)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	68,028	0.0
			2,364,255	1.0

	Total Corporate Bonds/Notes
	(Cost $33,004,067)		30,553,712	12.6

COLLATERALIZED MORTGAGE OBLIGATIONS: 14.6%
780,872	(1),(4)	Agate Bay Mortgage Trust 2015-1 B4, 3.674%, 01/25/2045	598,349	0.3
232,643	(1),(4)	Chase Mortgage Finance Corp. 2016-SH1 M2, 3.750%, 04/25/2045	197,414	0.1
172,709	(1),(4)	CIM Trust 2019-INV2 A3, 4.000%, 05/25/2049	162,412	0.1
438,379	(1),(4)	CIM Trust 2019-J1 B2, 3.941%, 08/25/2049	387,289	0.2
108,047	(1),(4)	CIM Trust 2019-J2 A13, 3.500%, 10/25/2049	96,553	0.0
376,778	(1)	Connecticut Avenue Securities Trust 2020-R02 2M2, 6.845%, (US0001M + 2.000%), 01/25/2040	374,560	0.2
500,000	(1)	Connecticut Avenue Securities Trust 2022-R06 1M2, 8.410%, (SOFR30A + 3.850%), 05/25/2042	508,287	0.2
800,000	(1)	Connecticut Avenue Securities Trust 2022-R07 1M2, 9.218%, (SOFR30A + 4.650%), 06/25/2042	831,344	0.3
700,000	(1)	Connecticut Avenue Securities Trust 2022-R08 1M2, 8.160%, (SOFR30A + 3.600%), 07/25/2042	701,239	0.3
25,188	(1)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 7.145%, (US0001M + 2.300%), 08/25/2031	25,190	0.0
49,710	(1)	Fannie Mae Connecticut Avenue Securities Trust 2018-R07 1M2, 7.245%, (US0001M + 2.400%), 04/25/2031	49,719	0.0
3,893,405	(5)	Fannie Mae Interest Strip 407 C, 5.500%, 01/25/2039	821,199	0.3
4,197,558	(4),(5)	Fannie Mae Interest Strip 427 C100, 2.678%, 01/25/2052	525,334	0.2
3,159,823	(5)	Fannie Mae Interest Strip Series 367 2, 5.500%, 01/25/2036	614,619	0.3
804,080	(5)	Fannie Mae REMICS 2005-66 LS, 1.785%, (-1.000*US0001M + 6.630%), 07/25/2035	82,080	0.0
1,060,929	(5)	Fannie Mae REMICS 2008-36 YI, 2.355%, (-1.000*US0001M + 7.200%), 07/25/2036	85,000	0.0
488,004	(5)	Fannie Mae REMICS 2010-59 NS, 0.925%, (-1.000*US0001M + 5.770%), 06/25/2040	38,482	0.0
1,968,281	(5)	Fannie Mae REMICS 2012-121 ID, 3.000%, 11/25/2027	84,007	0.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of March 31, 2023 (Unaudited) (Continued)

3,015,727	(5)	Fannie Mae REMICS 2012-144 SC, 1.255%, (-1.000*US0001M + 6.100%), 01/25/2043	375,937	0.2
1,348,193	(5)	Fannie Mae REMICS 2012-151 WS, 1.355%, (-1.000*US0001M + 6.200%), 03/25/2042	92,669	0.0
2,562,579	(5)	Fannie Mae REMICS 2012-35 LS, 1.755%, (-1.000*US0001M + 6.600%), 04/25/2041	129,181	0.1
4,303,108	(5)	Fannie Mae REMICS 2013-130 SB, 1.205%, (-1.000*US0001M + 6.050%), 01/25/2044	435,640	0.2
1,834,728	(5)	Fannie Mae REMICS 2013-20 SK, 1.355%, (-1.000*US0001M + 6.200%), 05/25/2041	55,441	0.0
3,108,697	(5)	Fannie Mae REMICS 2013-67 JI, 6.500%, 07/25/2043	528,998	0.2
2,349,175	(5)	Fannie Mae REMICS 2013-71 AI, 3.000%, 07/25/2028	110,895	0.1
5,896,810	(5)	Fannie Mae REMICS 2014-38 S, 1.255%, (-1.000*US0001M + 6.100%), 07/25/2044	655,593	0.3
778,968	(5)	Fannie Mae REMICS 2015-65 KI, 2.155%, (-1.000*US0001M + 7.000%), 08/25/2035	66,641	0.0
6,718,411	(5)	Fannie Mae REMICS 2016-29 SB, 1.205%, (-1.000*US0001M + 6.050%), 05/25/2046	797,238	0.3
162,955	(5)	Fannie Mae REMICS 2018-86 DS, 1.255%, (-1.000*US0001M + 6.100%), 12/25/2048	11,604	0.0
1,502,628	(5)	Fannie Mae REMICS 2019-13 IB, 6.000%, 09/25/2039	311,208	0.1
9,343,671	(5)	Fannie Mae REMICS 2021-56 QI, 4.500%, 09/25/2051	2,120,769	0.9
198,380	(1),(4)	Flagstar Mortgage Trust 2017-1 1A7, 3.500%, 03/25/2047	179,699	0.1
803,266	(1),(4)	Flagstar Mortgage Trust 2017-1 B3, 3.620%, 03/25/2047	690,774	0.3
392,101	(1),(4)	Flagstar Mortgage Trust 2018-3INV A3, 4.000%, 05/25/2048	362,970	0.2
852,011	(1),(4)	Flagstar Mortgage Trust 2021-2 A4, 2.500%, 04/25/2051	673,194	0.3
567,345	(1),(4)	Flagstar Mortgage Trust 2021-2 B3, 2.783%, 04/25/2051	400,548	0.2
446,441	(5)	Freddie Mac REMICS 3318 KS, 1.726%, (-1.000*US0001M + 6.410%), 05/15/2037	32,403	0.0
5,590,129	(5)	Freddie Mac REMICS 3788 IO, 6.000%, 01/15/2041	1,228,590	0.5
555,456	(5)	Freddie Mac REMICS 3879 SL, 1.916%, (-1.000*US0001M + 6.600%), 01/15/2041	30,349	0.0
2,311,099	(5)	Freddie Mac REMICS 4120 JS, 1.516%, (-1.000*US0001M + 6.200%), 10/15/2032	160,397	0.1
1,006,468	(5)	Freddie Mac REMICS 4141 EI, 3.000%, 09/15/2027	23,954	0.0
3,866,487	(5)	Freddie Mac REMICS 4143 MS, 2.016%, (-1.000*US0001M + 6.700%), 12/15/2042	537,824	0.2
1,668,555	(5)	Freddie Mac REMICS 4153 IB, 2.500%, 01/15/2028	60,743	0.0
1,538,260	(5)	Freddie Mac REMICS 4517 KI, 5.929%, (-0.357*US0001M + 1.071%), 04/15/2043	14,655	0.0
2,341,740	(5)	Freddie Mac REMICS 4596 DI, 3.500%, 06/15/2046	399,544	0.2
1,462,429	(5)	Freddie Mac REMICS 4619 KS, 9.108%, (-1.000*US0001M + 4.250%), 06/15/2039	110,676	0.0
178,093	(1)	Freddie Mac STACR REMIC Trust 2020-HQA1 M2, 6.745%, (US0001M + 1.900%), 01/25/2050	178,017	0.1
500,000	(1)	Freddie Mac STACR REMIC Trust 2021-HQA1 M2, 6.810%, (SOFR30A + 2.250%), 08/25/2033	481,976	0.2
600,000	(1)	Freddie Mac STACR REMIC Trust 2021-HQA4 B1, 8.310%, (SOFR30A + 3.750%), 12/25/2041	540,537	0.2
1,000,000	(1)	Freddie Mac STACR REMIC Trust 2021-HQA4 M2, 6.910%, (SOFR30A + 2.350%), 12/25/2041	902,908	0.4
400,000	(1)	Freddie Mac STACR REMIC Trust 2022-DNA4 M1B, 7.910%, (SOFR30A + 3.350%), 05/25/2042	403,271	0.2
174,738	(5)	Freddie Mac Strips 239 S30, 3.016%, (-1.000*US0001M + 7.700%), 08/15/2036	26,375	0.0
2,043,805	(5)	Freddie Mac Strips 365 C57, 3.500%, 11/15/2048	352,744	0.1
1,947,386	(5)	Freddie Mac Strips 365 C9, 3.500%, 05/15/2049	348,023	0.1
200,000	(1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA2 M1B, 6.960%, (SOFR30A + 2.400%), 02/25/2042	194,539	0.1

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of March 31, 2023 (Unaudited) (Continued)

1,000,000	(1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2022-DNA5 M1B, 9.060%, (SOFR30A + 4.500%), 06/25/2042	1,039,019	0.4
839,245	(5)	Ginnie Mae Series 2013-148 DS, 0.952%, (-1.000*US0001M + 5.680%), 10/16/2043	83,620	0.0
4,540,368	(5)	Ginnie Mae Series 2015-20 CI, 3.500%, 02/20/2030	336,967	0.1
332,927	(5)	Ginnie Mae Series 2015-42 IY, 5.500%, 08/20/2039	24,869	0.0
4,656,461	(5)	Ginnie Mae Series 2019-23 MT, 0.600%, (-1.000*US0001M + 6.700%), 03/20/2042	77,589	0.0
41,143	(1),(4)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	38,864	0.0
218,074	(1),(4)	GS Mortgage-Backed Securities Trust 2020-NQM1 A2, 1.791%, 09/27/2060	199,793	0.1
500,000	(1)	Home RE 2019-1 M2 Ltd., 8.095%, (US0001M + 3.250%), 05/25/2029	504,337	0.2
836,815	(1),(4)	Hundred Acre Wood Trust 2021-INV1 A27, 2.500%, 07/25/2051	662,459	0.3
37,950	(1),(4)	J.P. Morgan Mortgage Trust 2019-2 A15, 4.000%, 08/25/2049	36,642	0.0
945,404	(1),(4)	J.P. Morgan Mortgage Trust 2022-5 A9, 2.800%, 09/25/2052	776,883	0.3
408,392	(1),(4)	JP Morgan Mortgage Trust 2016-4 A13, 3.500%, 10/25/2046	371,877	0.2
832,826	(1),(4)	JP Morgan Mortgage Trust 2017-5 B2, 3.300%, 10/26/2048	749,541	0.3
1,064,069	(1),(4)	JP Morgan Mortgage Trust 2018-3 B2, 3.711%, 09/25/2048	923,244	0.4
690,693	(1),(4)	JP Morgan Mortgage Trust 2018-4 B2, 3.713%, 10/25/2048	600,140	0.3
903,229	(1),(4)	JP Morgan Mortgage Trust 2018-5 A13, 3.500%, 10/25/2048	785,559	0.3
119,395	(1),(4)	JP Morgan Mortgage Trust 2018-8 A13, 4.000%, 01/25/2049	111,025	0.1
55,014	(1),(4)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	51,552	0.0
49,421	(1),(4)	JP Morgan Mortgage Trust 2019-5 A3, 4.000%, 11/25/2049	46,493	0.0
18,521	(1),(4)	JP Morgan Mortgage Trust 2019-8 A15, 3.500%, 03/25/2050	16,706	0.0
927,202	(1),(4)	JP Morgan Mortgage Trust 2019-INV1 B2, 4.967%, 10/25/2049	860,127	0.4
9,380	(1),(4)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	9,272	0.0
558,742	(1),(4)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.685%, 12/25/2049	525,385	0.2
172,573	(1),(4)	JP Morgan Mortgage Trust 2020-3 A15, 3.500%, 08/25/2050	154,571	0.1
1,000,000	(1),(4)	JP Morgan Mortgage Trust 2021-3 A5, 2.500%, 07/25/2051	696,875	0.3
448,379	(1),(4)	Mello Mortgage Capital Acceptance 2018-MTG2 B1, 4.362%, 10/25/2048	404,768	0.2
112,098	(1),(4)	OBX 2019-INV2 A25 Trust, 4.000%, 05/27/2049	105,079	0.0
400,000	(1),(4)	Provident Funding Mortgage Trust 2021-J1 A10, 2.000%, 10/25/2051	250,428	0.1
470,493	(1),(4)	RATE Mortgage Trust 2021-HB1 A31, 2.500%, 12/25/2051	371,747	0.2
472,704	(1),(4)	RCKT Mortgage Trust 2021-1 B3, 2.719%, 03/25/2051	330,136	0.1
681,626	(1),(4)	RCKT Mortgage Trust 2021-4 A21, 2.500%, 09/25/2051	539,604	0.2
1,075,139	(1),(4)	Sequoia Mortgage Trust 2019-2 B2, 4.261%, 06/25/2049	975,880	0.4
1,076,722	(1),(4)	Sequoia Mortgage Trust 2019-2 B3, 4.261%, 06/25/2049	943,884	0.4
91,591	(1),(4)	Sequoia Mortgage Trust 2019-4 A19, 3.500%, 11/25/2049	81,691	0.0
18,567	(1),(4)	Sequoia Mortgage Trust 2019-CH2 A1, 4.500%, 08/25/2049	18,278	0.0
667,676	(1),(4)	Sequoia Mortgage Trust 2021-3 B3, 2.651%, 05/25/2051	471,678	0.2
664,221	(1),(4)	Verus Securitization Trust 2021-3 A1, 1.046%, 06/25/2066	556,371	0.2
537,914	(1),(4)	Wells Fargo Mortgage Backed Securities 2018-1 B3, 3.639%, 07/25/2047	452,358	0.2

	Total Collateralized Mortgage Obligations
	(Cost $41,464,469)		35,394,912	14.6

U.S. TREASURY OBLIGATIONS: 4.0%
		U.S. Treasury Bonds: 0.0%
122,000		3.375%,08/15/2042	114,604	0.0

		U.S. Treasury Notes: 4.0%
8,000		2.750%,08/15/2032	7,530	0.0
13,300		3.500%,02/15/2033	13,322	0.0
2,733,000		3.625%,03/31/2028	2,737,697	1.1
150,000		3.875%,02/15/2043	151,371	0.1
702,000		4.000%,02/29/2028	714,751	0.3
284,000		4.000%,02/28/2030	291,544	0.1
190,000		4.625%,02/28/2025	191,863	0.1

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of March 31, 2023 (Unaudited) (Continued)

5,365,000		4.625%,03/15/2026	5,487,599	2.3
			9,595,677	4.0

	Total U.S. Treasury Obligations
	(Cost $9,543,843)		9,710,281	4.0

ASSET-BACKED SECURITIES: 9.5%
		Automobile Asset-Backed Securities: 1.0%
450,000		Americredit Automobile Receivables Trust 2019-2 D, 2.990%, 06/18/2025	439,975	0.2
1,200,000		Carmax Auto Owner Trust 2019-3 D, 2.850%, 01/15/2026	1,181,398	0.5
400,000		GM Financial Automobile Leasing Trust 2022-3 C, 5.130%, 08/20/2026	397,483	0.1
500,000		GM Financial Consumer Automobile Receivables Trust 2019-3 C, 2.620%, 01/16/2025	498,950	0.2
950		Santander Drive Auto Receivables Trust 2019-1 D, 3.650%, 04/15/2025	949	0.0
			2,518,755	1.0

		Home Equity Asset-Backed Securities: 0.1%
505,455	(1),(4)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	395,322	0.1

		Other Asset-Backed Securities: 8.1%
396,000	(1)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2I, 4.194%, 06/05/2049	388,253	0.2
148,500	(1)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/05/2049	139,316	0.1
250,000	(1)	Arbor Realty Commercial Real Estate Notes 2021-FL4 D Ltd., 7.584%, (US0001M + 2.900%), 11/15/2036	236,907	0.1
300,000	(1)	Babson CLO Ltd. 2018-3A C, 6.708%, (US0003M + 1.900%), 07/20/2029	290,899	0.1
750,000	(1)	Benefit Street Partners CLO II Ltd. 2013-IIA BR2, 6.692%, (US0003M + 1.900%), 07/15/2029	728,668	0.3
400,000	(1)	Benefit Street Partners CLO Ltd. 2021-23A C, 7.018%, (US0003M + 2.200%), 04/25/2034	380,872	0.2
250,000	(1)	BlueMountain CLO Ltd. 2021-28A C, 6.792%, (US0003M + 2.000%), 04/15/2034	233,588	0.1
590,778	(1)	Domino's Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	568,352	0.2
1,000,000	(1)	Dryden Senior Loan Fund 2021-87A C, 6.815%, (US0003M + 1.900%), 05/20/2034	934,029	0.4
250,000	(1)	Invesco US CLO 2023-1A A1R Ltd., 8.520%, (TSFR3M + 0.000%), 04/22/2035	247,750	0.1
372,211	(1)	J.G. Wentworth XXXVIII LLC 2017-1A A, 3.990%, 08/16/2060	339,131	0.1
750,000	(1)	LCM XV L.P. 15A CR, 7.208%, (US0003M + 2.400%), 07/20/2030	718,313	0.3
750,000	(1)	LCM XXII Ltd. 22A BR, 6.808%, (US0003M + 2.000%), 10/20/2028	710,504	0.3
950,000	(1)	Magnetite XXVI Ltd. 2020-26A CR, 6.718%, (US0003M + 1.900%), 07/25/2034	901,643	0.4
234,160	(1)	Marlette Funding Trust 2022-3A A, 5.180%, 11/15/2032	232,477	0.1
302,578	(1)	Mill City Solar Loan 2019-2GS A Ltd., 3.690%, 07/20/2043	276,368	0.1
906,639	(1)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	843,040	0.3
750,000	(1)	Neuberger Berman CLO XVII Ltd. 2014-17A CR2, 6.815%, (US0003M + 2.000%), 04/22/2029	715,445	0.3
1,000,000	(1)	Neuberger Berman Loan Advisers CLO 25 Ltd. 2017-25A CR, 6.545%, (US0003M + 1.750%), 10/18/2029	944,474	0.4
750,000	(1)	Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A CR, 6.692%, (US0003M + 1.900%), 10/16/2033	709,291	0.3
500,000	(1)	NYACK Park CLO Ltd. 2021-1A C, 6.758%, (US0003M + 1.950%), 10/20/2034	465,719	0.2
250,000	(1)	Oak Hill Credit Partners 2021-8A C, 6.695%, (US0003M + 1.900%), 01/18/2034	235,518	0.1
580,000	(1)	Octagon Investment Partners 31 Ltd. 2017-1A CR, 6.858%, (US0003M + 2.050%), 07/20/2030	563,348	0.2
250,000	(1)	Octagon Loan Funding Ltd. 2014-1A CRR, 7.115%, (US0003M + 2.200%), 11/18/2031	236,971	0.1
500,000	(1)	OSD CLO 2023-27A C Ltd., 7.508%, (TSFR3M + 3.000%), 04/16/2035	499,058	0.2
750,000	(1)	Palmer Square CLO 2023-1A C Ltd., 7.977%, (TSFR3M + 3.250%), 01/20/2036	745,835	0.3

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of March 31, 2023 (Unaudited) (Continued)

550,000	(1)	Shackleton 2019-15A CR CLO Ltd., 6.942%, (US0003M + 2.150%), 01/15/2032	522,190	0.2
500,000	(1)	Silver Creek CLO Ltd. 2014-1A CR, 7.108%, (US0003M + 2.300%), 07/20/2030	485,004	0.2
390,467	(1)	Sunnova Helios IX Issuer LLC 2022-B A, 5.000%, 08/20/2049	366,726	0.2
284,478	(1)	Sunrun Xanadu Issuer 2019-1A A LLC, 3.980%, 06/30/2054	256,840	0.1
750,000	(1)	TCW CLO 2023-1A C Ltd., 8.291%, (TSFR3M + 3.500%), 04/28/2036	735,910	0.3
600,000	(1)	THL Credit Wind River 2017-3A CR Clo Ltd., 7.292%, (US0003M + 2.500%), 04/15/2035	562,654	0.2
2,000,000	(1),(4)	Towd Point Mortgage Trust 2015-4 M2, 3.750%, 04/25/2055	1,950,174	0.8
180,000	(1),(4)	Towd Point Mortgage Trust 2015-6 M2, 3.750%, 04/25/2055	170,589	0.1
1,137,000	(1)	Wendy's Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	1,053,841	0.4
226,875	(1)	Wendy's Funding LLC 2019-1A A2I, 3.783%, 06/15/2049	213,844	0.1
			19,603,541	8.1

		Student Loan Asset-Backed Securities: 0.3%
600,000	(1)	Sofi Professional Loan Program 2019-C BFX LLC, 3.050%, 11/16/2048	499,912	0.2
216,647	(1)	SoFi Professional Loan Program 2020-C AFX Trust, 1.950%, 02/15/2046	197,140	0.1
			697,052	0.3

	Total Asset-Backed Securities
	(Cost $24,386,235)		23,214,670	9.5

COMMERCIAL MORTGAGE-BACKED SECURITIES: 10.2%
650,000	(1)	BANK 2017-BNK4 D, 3.357%, 05/15/2050	454,610	0.2
670,000	(1)	BANK 2017-BNK8 D, 2.600%, 11/15/2050	404,375	0.2
4,644,968	(4),(5)	BBCMS Trust 2022-C17 XA, 1.152%, 09/15/2055	371,805	0.2
1,000,000	(1),(4)	Benchmark 2018-B3 D Mortgage Trust, 3.029%, 04/10/2051	647,538	0.3
12,263,645	(4),(5)	Benchmark 2019-B10 XA Mortgage Trust, 1.220%, 03/15/2062	611,096	0.3
5,479,588	(4),(5)	Benchmark 2020-B17 XA Mortgage Trust, 1.416%, 03/15/2053	315,799	0.1
3,234,478	(4),(5)	Benchmark 2020-B18 XA Mortgage Trust, 1.788%, 07/15/2053	243,551	0.1
2,093,911	(4),(5)	Benchmark 2021-B24 XA Mortgage Trust, 1.150%, 03/15/2054	124,797	0.1
350,000	(1)	BIG Commercial Mortgage Trust 2022-BIG C, 7.168%, (TSFR1M + 2.340%), 02/15/2039	330,685	0.1
204,000	(1),(6)	BMD2 Re-Remic Trust 2019-FRR1 3AB, 0.000%, 05/25/2052	128,707	0.1
226,061	(1)	BX 2021-MFM1 D, 6.442%, (TSFR1M + 1.615%), 01/15/2034	212,953	0.1
391,131	(1)	BX Commercial Mortgage Trust 2021-21M E, 6.855%, (US0001M + 2.171%), 10/15/2036	363,388	0.2
725,000	(1)	BX Trust 2021-ARIA C, 6.330%, (US0001M + 1.646%), 10/15/2036	679,656	0.3
250,000	(1)	BX Trust 2021-LBA EJV, 6.943%, (TSFR1M + 2.000%), 02/15/2036	226,895	0.1
250,000	(1)	BX Trust 2021-LBA EV, 6.943%, (TSFR1M + 2.000%), 02/15/2036	226,895	0.1
700,000	(1)	BX Trust 2021-SDMF D, 6.071%, (US0001M + 1.387%), 09/15/2034	658,283	0.3
700,000	(1)	BX Trust 2022-LBA6 C, 6.427%, (TSFR1M + 1.600%), 01/15/2039	666,553	0.3
725,000	(4)	Citigroup Commercial Mortgage Trust 2016-P4 C, 3.942%, 07/10/2049	626,439	0.3
16,019,614	(4),(5)	Citigroup Commercial Mortgage Trust 2019-C7 XA, 0.866%, 12/15/2072	685,271	0.3
130,000	(1),(4)	COMM 2013-CR10 E Mortgage Trust, 4.867%, 08/10/2046	122,174	0.1
1,530,000	(4)	Commercial Mortgage Pass Through Certificates 2016-CR28 D, 3.855%, 02/10/2049	1,272,645	0.5
300,000	(1)	CSAIL 2020-C19 E Commercial Mortgage Trust, 2.500%, 03/15/2053	150,066	0.1
560,000	(1)	CSWF 2021-SOP2 D, 7.001%, (US0001M + 2.317%), 06/15/2034	496,144	0.2
17,132	(1),(7)	DBUBS 2011-LC2A F Mortgage Trust, 4.000%, (US0001M + 3.650%), 07/10/2044	17,086	0.0
1,000,000	(1),(4)	DBWF 2015-LCM D Mortgage Trust, 3.422%, 06/10/2034	787,109	0.3
292,858	(1)	Extended Stay America Trust 2021-ESH E, 7.535%, (US0001M + 2.850%), 07/15/2038	277,606	0.1
1,137,156	(4),(5)	Freddie Mac Multiclass Certificates Series 2021-P011 X1, 1.790%, 09/25/2045	145,629	0.1

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of March 31, 2023 (Unaudited) (Continued)

1,451,062	(4),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K109 X1, 1.582%, 04/25/2030	125,403	0.1
4,270,177	(4),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K-1516 X1, 1.511%, 05/25/2035	504,097	0.2
1,693,204	(4),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K-1521 X1, 0.980%, 08/25/2036	141,164	0.1
2,837,168	(1),(5)	FREMF 2016-K57 X2B Mortgage Trust, 0.100%, 08/25/2049	8,081	0.0
1,119,480	(1),(6)	FREMF 2016-K57 D Mortgage Trust, 0.000%, 08/25/2049	810,022	0.3
11,616,957	(1),(5)	FREMF 2016-K57 X2A Mortgage Trust, 0.100%, 08/25/2049	28,805	0.0
200,000	(1),(6)	FREMF 2019-KG01 C Mortgage Trust, 0.000%, 05/25/2029	113,572	0.0
2,540,220	(1),(5)	FREMF 2019-KG01 X2A Mortgage Trust, 0.100%, 04/25/2029	8,539	0.0
280,000	(1),(5)	FREMF 2019-KG01 X2B Mortgage Trust, 0.100%, 05/25/2029	1,214	0.0
166,000	(1),(4)	GAM RE-REMIC TR 2021-FFR2 BK78, 2.420%, 09/27/2051	119,643	0.1
126,000	(1),(6)	GAM RE-REMIC TR 2021-FFR2 C730, 0.000%, 09/27/2051	105,739	0.0
153,000	(1),(6)	GAM RE-REMIC TR 2021-FFR2 CK44, 0.000%, 09/27/2051	127,387	0.1
125,000	(1),(4)	GAM RE-REMIC TR 2021-FFR2 CK49, 1.040%, 09/27/2051	103,685	0.0
106,000	(1),(6)	GAM RE-REMIC TR 2021-FFR2 CK78, 0.000%, 09/27/2051	61,821	0.0
126,000	(1),(6)	GAM RE-REMIC TR 2021-FFR2 D730, 0.000%, 09/27/2051	105,657	0.0
125,000	(1),(6)	GAM RE-REMIC TR 2021-FFR2 DK49, 0.000%, 09/27/2051	97,594	0.0
1,000,000	(1)	GAM Re-REMIC Trust 2021-FRR1 1B, 1.050%, 11/29/2050	682,557	0.3
1,000,000	(1)	GAM Re-REMIC Trust 2021-FRR1 2B, 1.320%, 11/29/2050	663,347	0.3
238,000	(1),(4)	GAM Resecuritization Trust 2022-FRR3 BK47, 2.030%, 11/27/2050	174,134	0.1
163,000	(1),(8)	GAM Resecuritization Trust 2022-FRR3 BK61, 1.200%, 01/29/2052	115,300	0.1
176,000	(1),(8)	GAM Resecuritization Trust 2022-FRR3 BK89, 1.830%, 01/27/2052	103,845	0.0
92,000	(1),(8)	GAM Resecuritization Trust 2022-FRR3 C728, 0.510%, 08/27/2050	79,940	0.0
95,000	(1),(8)	GAM Resecuritization Trust 2022-FRR3 CK47, 0.870%, 05/27/2048	76,370	0.0
113,000	(1),(8)	GAM Resecuritization Trust 2022-FRR3 CK61, 1.480%, 11/27/2049	76,263	0.0
80,000	(1),(4)	GAM Resecuritization Trust 2022-FRR3 CK71, 1.400%, 01/29/2052	54,811	0.0
92,000	(1),(8)	GAM Resecuritization Trust 2022-FRR3 CK89, 2.040%, 01/27/2052	51,164	0.0
92,000	(1),(8)	GAM Resecuritization Trust 2022-FRR3 D728, 0.560%, 01/29/2052	78,244	0.0
75,000	(1),(8)	GAM Resecuritization Trust 2022-FRR3 DK41, 0.620%, 10/27/2047	64,389	0.0
95,000	(1),(8)	GAM Resecuritization Trust 2022-FRR3 DK47, 0.970%, 05/27/2048	74,459	0.0
49,000	(1),(8)	GAM Resecuritization Trust 2022-FRR3 EK41, 0.610%, 01/29/2052	41,154	0.0
700,000	(1)	Great Wolf Trust 2019-WOLF C, 6.575%, (TSFR1M + 1.633%), 12/15/2036	680,655	0.3
13,579,304	(4),(5)	GS Mortgage Securities Trust 2019-GC39 XA, 1.126%, 05/10/2052	598,162	0.2
770,000	(1)	JP Morgan Chase Commercial Mortgage Securities Corp. 2021-MHC E, 7.134%, (US0001M + 2.450%), 04/15/2038	726,145	0.3
200,000	(1),(4)	JPMBB Commercial Mortgage Securities Trust 2013-C17 F, 3.867%, 01/15/2047	105,003	0.0
22,052,387	(4),(5)	JPMDB Commercial Mortgage Securities Trust 2018-C8 XA, 0.667%, 06/15/2051	450,719	0.2
747,778	(1)	Med Trust 2021-MDLN D, 6.685%, (US0001M + 2.000%), 11/15/2038	713,549	0.3
182,000	(1)	MF1 Multifamily Housing Mortgage Loan Trust 2021-FL5 D, 7.274%, (TSFR1M + 2.500%), 07/15/2036	170,643	0.1
253,862	(1),(7)	Morgan Stanley Capital I Trust 2011-C1 M, 4.193%, 09/15/2047	–	–
1,955,000	(1),(4)	Morgan Stanley Capital I Trust 2016-BNK2 D, 3.000%, 11/15/2049	1,297,658	0.5
7,559,463	(4),(5)	Morgan Stanley Capital I Trust 2019-L3 XA, 0.636%, 11/15/2052	249,073	0.1
90,000	(1)	RFM Reremic Trust 2022-FRR1 AB55, 1.040%, 03/28/2049	68,718	0.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of March 31, 2023 (Unaudited) (Continued)

70,000		(1),(4)	RFM Reremic Trust 2022-FRR1 AB60, 2.450%, 11/08/2049	55,850	0.0
110,000		(1),(4)	RFM Reremic Trust 2022-FRR1 AB64, 2.300%, 03/01/2050	86,665	0.0
30,000		(1),(6)	RFM Reremic Trust 2022-FRR1 CK55, 0.000%, 03/28/2049	22,362	0.0
30,000		(1),(6)	RFM Reremic Trust 2022-FRR1 CK60, 0.000%, 11/08/2049	20,733	0.0
30,000		(1),(6)	RFM Reremic Trust 2022-FRR1 CK64, 0.000%, 03/01/2050	20,385	0.0
785,713		(1),(4)	WFRBS Commercial Mortgage Trust 2011-C5 E, 5.420%, 11/15/2044	747,840	0.3
1,320,000		(1),(4)	WFRBS Commercial Mortgage Trust 2013-C14 D, 3.975%, 06/15/2046	798,611	0.3
1,920,000		(4)	WFRBS Commercial Mortgage Trust 2014-C19 C, 4.646%, 03/15/2047	1,830,572	0.8

		Total Commercial Mortgage-Backed Securities
		(Cost $28,266,735)		24,689,498	10.2

SOVEREIGN BONDS: 1.9%
BRL	730,000		Brazil Notas do Tesouro Nacional Serie B, 6.000%, 05/15/2055	584,901	0.2
BRL	790,000		Brazil Notas do Tesouro Nacional Series B, 6.000%, 08/15/2050	622,445	0.3
275,000			Chile Government International Bond, 2.450%, 01/31/2031	237,693	0.1
225,000			Colombia Government International Bond, 7.500%, 02/02/2034	221,591	0.1
MXN	27,250,000		Mexican Bonos, 7.750%, 05/29/2031	1,419,813	0.6
200,000			Mexico Government International Bond, 4.500%, 04/22/2029	195,612	0.1
ZAR	22,925,000		Republic of South Africa Government Bond, 8.875%, 02/28/2035	1,105,112	0.4
250,000			Republic of South Africa Government International Bond, 4.850%, 09/30/2029	224,963	0.1
200,000		(9)	Russian Foreign Bond - Eurobond, 4.375%, 03/21/2029	12,000	0.0
350,000		(9)	Ukraine Government International Bond, 7.750%, 09/01/2027	64,908	0.0

		Total Sovereign Bonds
		(Cost $5,066,310)		4,689,038	1.9

Shares				Value	Percentage of Net Assets
COMMON STOCK: 40.1%
			Communication Services: 2.6%
1,624			Activision Blizzard, Inc.	138,998	0.1
20,017		(10)	Alphabet, Inc. - Class A	2,076,363	0.9
28,886			AT&T, Inc.	556,056	0.2
16,016			Comcast Corp. – Class A	607,167	0.2
3,200			Deutsche Telekom AG	77,544	0.0
2,473			Electronic Arts, Inc.	297,873	0.1
352			Elisa OYJ	21,230	0.0
24,000			HKT Trust & HKT Ltd. - Stapled Security	31,859	0.0
3,467			Iridium Communications, Inc.	214,711	0.1
25,251			Koninklijke KPN NV	89,226	0.0
1,213		(10)	NetFlix, Inc.	419,067	0.2
1,600			Nintendo Co., Ltd.	62,146	0.0
600		(2)	Nippon Telegraph & Telephone Corp.	17,930	0.0
9,829			Orange SA	116,771	0.1
8,599		(10)	Pinterest, Inc.	234,495	0.1
10,000		(2)	SoftBank Corp.	115,438	0.1
11,317			Spark New Zealand Ltd.	35,854	0.0
145			Swisscom AG	92,535	0.1
11,865			Telefonica Deutschland Holding AG	36,524	0.0
11			Telenor ASA	129	0.0
7,023			Telia Co. AB	17,833	0.0
15,591			Verizon Communications, Inc.	606,334	0.2
32,056			Vodafone Group PLC	35,361	0.0
3,893		(10)	Walt Disney Co.	389,806	0.2
				6,291,250	2.6

			Consumer Discretionary: 3.6%
22,280		(10)	Amazon.com, Inc.	2,301,301	1.0
1,271			Bayerische Motoren Werke AG	139,301	0.1
821			BorgWarner, Inc.	40,319	0.0
1,800			Bridgestone Corp.	73,121	0.0
306		(10)	Chipotle Mexican Grill, Inc.	522,737	0.2
6,252			eBay, Inc.	277,401	0.1
3,916		(10)	Etsy, Inc.	435,968	0.2
3,674		(10)	Expedia Group, Inc.	356,488	0.1
1			Ferrari NV	271	0.0
12,495			Ford Motor Co.	157,437	0.1
4,960			General Motors Co.	181,933	0.1
5,407			Gentex Corp.	151,558	0.1
1,566			Genuine Parts Co.	262,008	0.1
1,130			Harley-Davidson, Inc.	42,906	0.0
397			Hilton Worldwide Holdings, Inc.	55,925	0.0
600		(2)	Honda Motor Co., Ltd.	15,871	0.0
2,072		(2)	Industria de Diseno Textil SA	69,610	0.0
4,357			LKQ Corp.	247,303	0.1
1,430		(10)	Lululemon Athletica, Inc.	520,792	0.2
2,100			McDonald's Corp.	587,181	0.2
1,700			McDonald's Holdings Co. Japan Ltd.	70,676	0.0
1,638			Mercedes-Benz Group AG	125,967	0.1
1,806			Nike, Inc. - Class B	221,488	0.1
7,491			Pearson PLC	78,392	0.0
848			Ralph Lauren Corp.	98,936	0.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of March 31, 2023 (Unaudited) (Continued)

4,038		Ross Stores, Inc.	428,553	0.2
4,400		Sekisui House Ltd.	89,677	0.1
5,965		Starbucks Corp.	621,136	0.3
4,900		Subaru Corp.	78,222	0.0
1,034	(10)	Tesla, Inc.	214,514	0.1
2,600		USS Co., Ltd.	45,109	0.0
9,494		Wendy's Company	206,779	0.1
			8,718,880	3.6

		Consumer Staples: 2.7%
8,408		Altria Group, Inc.	375,165	0.2
5,195		British American Tobacco PLC	182,107	0.1
5,826		Coca-Cola Co.	361,387	0.2
2,777		Coles Group Ltd.	33,553	0.0
3,057		Constellation Brands, Inc.	690,546	0.3
3,064		Estee Lauder Cos., Inc.	755,153	0.3
8,319		Flowers Foods, Inc.	228,024	0.1
3,982		General Mills, Inc.	340,302	0.1
4,296		Imperial Brands PLC	98,789	0.0
5,100		Japan Tobacco, Inc.	107,730	0.1
922		JDE Peet's NV	26,818	0.0
2,584		Keurig Dr Pepper, Inc.	91,164	0.0
3,000		Kirin Holdings Co., Ltd.	47,462	0.0
3,840		Koninklijke Ahold Delhaize NV	131,195	0.1
13,402		Mondelez International, Inc.	934,387	0.4
1,805		PepsiCo, Inc.	329,051	0.1
5,565		Philip Morris International, Inc.	541,196	0.2
2,557		Procter & Gamble Co.	380,200	0.2
904		Reckitt Benckiser Group PLC	68,774	0.0
2,311		Tyson Foods, Inc.	137,089	0.1
1,092		Unilever PLC	56,528	0.0
684		Unilever PLC - ULVRL	35,444	0.0
3,485		Walmart, Inc.	513,863	0.2
			6,465,927	2.7

		Energy: 1.8%
1,408		Aker BP ASA	34,531	0.0
3,273		Ampol Ltd.	66,730	0.0
10,234		Baker Hughes Co.	295,353	0.1
39,402		BP PLC	249,040	0.1
3,665		Cheniere Energy, Inc.	577,604	0.2
361		Chevron Corp.	58,901	0.0
2,135		ConocoPhillips	211,813	0.1
2,796		Diamondback Energy, Inc.	377,935	0.2
2,920		DT Midstream, Inc.	144,160	0.1
24,500	(2)	ENEOS Holdings, Inc.	85,958	0.1
8,532	(2)	ENI S.p.A.	118,991	0.1
2,166		EOG Resources, Inc.	248,289	0.1
4,011		Exxon Mobil Corp.	439,846	0.2
6,778		Galp Energia SGPS SA	76,695	0.0
3,100	(2)	Idemitsu Kosan Co., Ltd.	67,867	0.0
2,703		Marathon Petroleum Corp.	364,446	0.1
263		OMV AG	12,078	0.0
615		Pioneer Natural Resources Co.	125,608	0.1
6,546		Repsol SA	100,664	0.1
2,397		Shell PLC	68,311	0.0
2,787		Targa Resources Corp.	203,312	0.1
615		TotalEnergies SE	36,263	0.0
2,472		Valero Energy Corp.	345,091	0.1
1,242		Washington H Soul Pattinson & Co. Ltd.	25,171	0.0
1,363		Woodside Energy Group Ltd.	30,450	0.0
			4,365,107	1.8

		Financials: 6.2%
2,782	(1)	ABN AMRO Bank NV	44,116	0.0
1		Ageas SA/NV	43	0.0
934		Allianz SE	215,602	0.1
1,180		Allstate Corp.	130,756	0.1
471		American Financial Group, Inc.	57,226	0.0
5,826		American International Group, Inc.	293,397	0.1
629		Ameriprise Financial, Inc.	192,788	0.1
7,633		ANZ Group Holdings Ltd.	117,625	0.1
785		Aon PLC	247,503	0.1
2,694		Assicurazioni Generali S.p.A.	53,677	0.0
17,585		Aviva PLC	87,839	0.1
3,487		Axis Capital Holdings Ltd.	190,111	0.1
336		Baloise Holding AG	52,321	0.0
11,559	(2)	Banco Bilbao Vizcaya Argentaria SA	82,640	0.1
9,605		Bank Leumi Le-Israel BM	72,660	0.0
9,975		Bank of America Corp.	285,285	0.1
4,138		Bank OZK	141,520	0.1
356		Banque Cantonale Vaudoise	33,594	0.0
489		BNP Paribas	29,202	0.0
26,000		BOC Hong Kong Holdings Ltd.	80,945	0.0
5,268		Charles Schwab Corp.	275,938	0.1
8,704		Citigroup, Inc.	408,131	0.2
6,638		Citizens Financial Group, Inc.	201,596	0.1
331		CME Group, Inc.	63,393	0.0
3,488		Commerce Bancshares, Inc.	203,525	0.1
1,828		Cullen/Frost Bankers, Inc.	192,562	0.1
4,182	(10)	Danske Bank A/S	84,137	0.1
1,164		Edenred	68,891	0.0
882		Erie Indemnity Co.	204,324	0.1
187		Everest Re Group Ltd.	66,950	0.0
2,029		First American Financial Corp.	112,934	0.1
4,419		First Hawaiian, Inc.	91,164	0.0
1,914		First International Bank Of Israel Ltd.	67,751	0.0
612		Goldman Sachs Group, Inc.	200,191	0.1
153		Groupe Bruxelles Lambert NV	13,057	0.0
3,696		Hancock Whitney Corp.	134,534	0.1
342		Hannover Rueck SE	66,889	0.0
1,163		Hanover Insurance Group, Inc.	149,446	0.1
3,933		Hartford Financial Services Group, Inc.	274,091	0.1
41,483		HSBC Holdings PLC	281,938	0.1
21,420		Insurance Australia Group Ltd.	67,424	0.0
2,621		International Bancshares Corp.	112,231	0.1

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of March 31, 2023 (Unaudited) (Continued)

9,800	(2)	Japan Post Bank Co. Ltd.	80,041	0.0
12,300		Japan Post Holdings Co. Ltd.	99,827	0.1
359		JPMorgan Chase & Co.	46,781	0.0
6,369		Keycorp	79,740	0.0
4,556		Loews Corp.	264,339	0.1
1,028		LPL Financial Holdings, Inc.	208,067	0.1
29,203		M&G PLC	71,577	0.0
1,555		Marsh & McLennan Cos., Inc.	258,985	0.1
609		Mastercard, Inc. - Class A	221,317	0.1
30,187		Medibank Pvt Ltd.	68,122	0.0
8,119		Mediobanca Banca di Credito Finanziario SpA	81,588	0.1
4,936		Metlife, Inc.	285,992	0.1
13,400		Mitsubishi HC Capital, Inc.	69,194	0.0
2,204		Mizrahi Tefahot Bank Ltd.	69,093	0.0
8,600	(2)	Mizuho Financial Group, Inc.	121,841	0.1
2,182		Morgan Stanley	191,580	0.1
3,100	(2)	MS&AD Insurance Group Holdings, Inc.	96,072	0.1
798		MSCI, Inc. - Class A	446,633	0.2
215		Muenchener Rueckversicherungs-Gesellschaft AG	75,172	0.0
1,435		Nasdaq, Inc.	78,451	0.0
4,206		NatWest Group PLC	13,724	0.0
2,219		NN Group NV	80,572	0.0
3,804		Nordea Bank Abp	40,620	0.0
10,515		Old Republic International Corp.	262,560	0.1
9,941		Phoenix Group Holdings PLC	67,165	0.0
2,969		Popular, Inc.	170,450	0.1
6,661	(1)	Poste Italiane SpA	67,926	0.0
3,437		Prosperity Bancshares, Inc.	211,444	0.1
13,894		Rithm Capital Corp.	111,152	0.1
2,121		Sampo OYJ	100,080	0.1
1,800	(2)	Sompo Holdings, Inc.	71,325	0.0
3,800	(2)	Sumitomo Mitsui Financial Group, Inc.	152,067	0.1
2,400		Sumitomo Mitsui Trust Holdings, Inc.	82,454	0.1
5,277		Suncorp Group Ltd.	42,876	0.0
7,034		Tradeweb Markets, Inc.	555,827	0.2
1,790		Travelers Cos, Inc.	306,824	0.1
3,103		Tryg A/S	67,849	0.0
1,599		UMB Financial Corp.	92,294	0.0
5,895		Unum Group	233,206	0.1
8,377		US Bancorp	301,991	0.1
3,715		Virtu Financial, Inc.	70,214	0.0
10,003		Visa, Inc. - Class A	2,255,276	0.9
3,097		Washington Federal, Inc.	93,282	0.0
7,059		Wells Fargo & Co.	263,865	0.1
4,701		Westpac Banking Corp.	68,445	0.0
1,301		Willis Towers Watson PLC	302,326	0.1
1,138		Wintrust Financial Corp.	83,017	0.0
391	(2)	Zurich Insurance Group AG	187,367	0.1
			15,020,557	6.2

		Health Care: 5.8%
4,422		Abbott Laboratories	447,772	0.2
1,477		AbbVie, Inc.	235,389	0.1
744		Agilent Technologies, Inc.	102,925	0.0
839		AmerisourceBergen Corp.	134,332	0.1
1,086		Amgen, Inc.	262,540	0.1
11,247	(10)	Boston Scientific Corp.	562,687	0.2
7,961		Bristol-Myers Squibb Co.	551,777	0.2
3,866		Cardinal Health, Inc.	291,883	0.1
2,624		Cigna Corp.	670,511	0.3
5,706		CVS Health Corp.	424,013	0.2
1,833		Danaher Corp.	461,989	0.2
6,907	(10)	DexCom, Inc.	802,455	0.3
765		Elevance Health, Inc.	351,755	0.1
4,737		Eli Lilly & Co.	1,626,781	0.7
5,454		Gilead Sciences, Inc.	452,518	0.2
10,479		GSK PLC	185,156	0.1
523		Humana, Inc.	253,896	0.1
2,169	(10)	Intuitive Surgical, Inc.	554,114	0.2
7,129		Johnson & Johnson	1,104,995	0.5
949		McKesson Corp.	337,891	0.1
1,656		Medtronic PLC	133,507	0.1
5,218		Merck & Co., Inc.	555,143	0.2
4,277		Novartis AG	392,708	0.2
3,100		Ono Pharmaceutical Co., Ltd.	64,598	0.0
1,029		Orion Oyj	45,994	0.0
1,500		Otsuka Holdings Co. Ltd.	47,625	0.0
17,255		Pfizer, Inc.	704,004	0.3
85		Roche Holding AG-GENUSSCHEIN	24,288	0.0
2,524		Sanofi	273,802	0.1
1,593		Stryker Corp.	454,754	0.2
4,500	(2)	Takeda Pharmaceutical Co., Ltd.	147,796	0.1
1,903		UnitedHealth Group, Inc.	899,339	0.4
1,837	(10)	Vertex Pharmaceuticals, Inc.	578,784	0.2
			14,137,721	5.8

		Industrials: 4.0%
2,492		ACS Actividades de Construccion y Servicios SA	79,370	0.1
489		Acuity Brands, Inc.	89,355	0.0
1,844		AECOM	155,486	0.1
641		Allegion Public Ltd.	68,414	0.0
1,762		Ametek, Inc.	256,072	0.1
41		AP Moller - Maersk A/S - Class B	74,526	0.0
30,458		Aurizon Holdings Ltd.	68,602	0.0
1,010		Automatic Data Processing, Inc.	224,856	0.1
9,612		BAE Systems PLC	116,267	0.1
2,378		Bouygues SA	80,201	0.1
7,923		Brambles Ltd.	71,436	0.0
866		Bureau Veritas SA	24,882	0.0
496		Cintas Corp.	229,489	0.1
583	(2),(10)	Copa Holdings S.A.- Class A	53,840	0.0
10,701		CSX Corp.	320,388	0.1
1,800	(2)	Dai Nippon Printing Co., Ltd.	50,397	0.0
211		Dassault Aviation SA	41,742	0.0
1,233		DCC PLC	71,873	0.0

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of March 31, 2023 (Unaudited) (Continued)

711		Eiffage SA	76,942	0.1
289		Elbit Systems Ltd.	49,220	0.0
9,475		Emerson Electric Co.	825,652	0.3
3,170		Ferrovial SA - FERE	93,349	0.1
3,351		Fortive Corp.	228,438	0.1
352		GEA Group AG	16,058	0.0
657		General Electric Co.	62,809	0.0
5,040		Genpact Ltd.	232,949	0.1
2,064		Getlink SE	33,994	0.0
2,100		Hankyu Hanshin Holdings, Inc.	62,269	0.0
2,520		Ingersoll Rand, Inc.	146,614	0.1
1,000		Jardine Matheson Holdings Ltd.	48,570	0.0
4,360		Johnson Controls International plc	262,559	0.1
6,200		Kajima Corp.	74,818	0.0
2,601		Leidos Holdings, Inc.	239,448	0.1
2,971		MSC Industrial Direct Co.	249,564	0.1
9,000		MTR Corp.	43,437	0.0
9,800	(2)	Obayashi Corp.	74,994	0.1
1,043		Old Dominion Freight Line	355,496	0.2
1,852		Parker Hannifin Corp.	622,476	0.3
1,952		Paychex, Inc.	223,680	0.1
3,028		Quanta Services, Inc.	504,586	0.2
2,246		Relx PLC (GBP Exchange)	72,741	0.0
506		Robert Half International, Inc.	40,768	0.0
432		Rockwell Automation, Inc.	126,770	0.1
6,034		Rollins, Inc.	226,456	0.1
1,300		Secom Co., Ltd.	80,116	0.1
1,707		Sensata Technologies Holding PLC	85,384	0.0
22,000		SITC International Holdings Co. Ltd.	47,282	0.0
3,082		Smiths Group PLC	65,365	0.0
2,300	(2)	Taisei Corp.	71,159	0.0
504		Thales S.A.	74,515	0.0
2,400		Tobu Railway Co., Ltd.	57,458	0.0
766		TransDigm Group, Inc.	564,580	0.2
9,350		Transurban Group - Stapled Security	89,277	0.1
329		United Parcel Service, Inc. - Class B	63,823	0.0
599		United Rentals, Inc.	237,060	0.1
1,322		Verisk Analytics, Inc.	253,639	0.1
2,122		Westinghouse Air Brake Technologies Corp.	214,449	0.1
9,834	(10)	WillScot Mobile Mini Holdings Corp.	461,018	0.2
545		Wolters Kluwer NV	68,799	0.0
336		WW Grainger, Inc.	231,440	0.1
3,000		Yamato Holdings Co., Ltd.	51,496	0.0
			9,788,713	4.0

		Information Technology: 9.5%
546		Accenture PLC	156,052	0.1
6,690	(10)	Advanced Micro Devices, Inc.	655,687	0.3
2,607		Amdocs Ltd.	250,350	0.1
27,075		Apple, Inc.	4,464,667	1.8
2,441	(10)	Atlassian Corp.	417,826	0.2
14,043		Cisco Systems, Inc.	734,098	0.3
5,018		Cognizant Technology Solutions Corp.	305,747	0.1
5,344		Corning, Inc.	188,536	0.1
3,102	(10)	Crowdstrike Holdings, Inc.	425,781	0.2
5,254	(10)	Datadog, Inc.	381,756	0.2
2,203		Dolby Laboratories, Inc.	188,180	0.1
2,335	(10)	Enphase Energy, Inc.	491,004	0.2
10,575		Hewlett Packard Enterprise Co.	168,460	0.1
1,642		Intuit, Inc.	732,053	0.3
1,013		Jabil, Inc.	89,306	0.0
8,237		Juniper Networks, Inc.	283,518	0.1
2,959	(10)	Keysight Technologies, Inc.	477,819	0.2
697		Lam Research Corp.	369,494	0.2
9,424		Micron Technology, Inc.	568,644	0.2
19,988		Microsoft Corp.	5,762,540	2.4
1,192		Motorola Solutions, Inc.	341,067	0.1
3,314		NetApp, Inc.	211,599	0.1
7,102		Nvidia Corp.	1,972,723	0.8
4,243	(10)	Palo Alto Networks, Inc.	847,497	0.3
6,173		Qualcomm, Inc.	787,551	0.3
3,527	(10)	Salesforce, Inc.	704,624	0.3
1,002	(10)	ServiceNow, Inc.	465,649	0.2
246		Texas Instruments, Inc.	45,758	0.0
6,682		The Sage Group PLC	64,123	0.0
800		Trend Micro, Inc.	39,249	0.0
2,789	(10)	Workday, Inc.	576,040	0.2
			23,167,398	9.5

		Materials: 1.2%
143		Air Liquide SA	23,937	0.0
1,227		Air Products & Chemicals, Inc.	352,407	0.2
8,701		Amcor PLC	99,017	0.0
11,600	(2)	Asahi Kasei Corp.	81,248	0.0
2,798		BASF SE	146,892	0.1
3,780		BHP Group Ltd.	119,500	0.1
6,172		Dow, Inc.	338,349	0.1
243		Ecolab, Inc.	40,224	0.0
789		Evonik Industries AG	16,600	0.0
4,871		FMC Corp.	594,895	0.3
18,422		Glencore PLC	106,003	0.1
9,372		ICL Group Ltd.	63,501	0.0
2,600	(2)	Mitsubishi Chemical Holdings Corp.	15,463	0.0
2		OCI NV	68	0.0
11,100	(2)	Oji Holdings Corp.	43,949	0.0
506		PPG Industries, Inc.	67,592	0.0
2,328		Rio Tinto Ltd.	187,054	0.1
847		Sherwin-Williams Co.	190,380	0.1
5,900	(2)	Sumitomo Chemical Co., Ltd.	19,865	0.0
5,600		Tosoh Corp.	76,101	0.0
826		UPM-Kymmene OYJ	27,744	0.0
4,626		WestRock Co.	140,954	0.1
1,650		Yara International ASA	71,710	0.0
			2,823,453	1.2

		Real Estate: 1.1%
443		Alexandria Real Estate Equities, Inc.	55,636	0.0
1,638		Crown Castle, Inc.	219,230	0.1
1,857		CubeSmart	85,831	0.0
1,500		Daiwa House Industry Co., Ltd.	35,342	0.0
40		GPT Group	114	0.0
5,396		Highwoods Properties, Inc.	125,133	0.0
4,089		Iron Mountain, Inc.	216,349	0.1
4,085		Kilroy Realty Corp.	132,354	0.1

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of March 31, 2023 (Unaudited) (Continued)

1,814		Life Storage, Inc.	237,797	0.1
12,000		Link REIT	77,163	0.0
1,569		Mid-America Apartment Communities, Inc.	236,982	0.1
5,737		National Retail Properties, Inc.	253,289	0.1
1,500	(2)	Nomura Real Estate Holdings, Inc.	33,216	0.0
7,077		ProLogis, Inc.	882,997	0.4
7,000		Sun Hung Kai Properties Ltd.	98,067	0.1
8,000		Swire Pacific Ltd. - Class A	61,480	0.0
7,800		Swire Properties Ltd.	20,075	0.0
458	(2)	Swiss Prime Site AG	38,086	0.0
			2,809,141	1.1

		Utilities: 1.6%
754		Ameren Corp.	65,138	0.0
3,504		American Electric Power Co., Inc.	318,829	0.1
1,614		Atmos Energy Corp.	181,349	0.1
2,500		CK Infrastructure Holdings Ltd.	13,602	0.0
3,500		CLP Holdings Ltd.	25,291	0.0
2,052		Consolidated Edison, Inc.	196,315	0.1
2,420		DTE Energy Co.	265,087	0.1
3,763		Duke Energy Corp.	363,017	0.1
4,259		Edison International	300,643	0.1
243		Elia Group SA/NV	32,090	0.0
3,975		Enagas	76,383	0.0
3,593	(2)	Endesa S.A.	78,040	0.1
2,135		Engie SA	33,786	0.0
15,512		Iberdrola S.A. - IBEE	193,246	0.1
2,553		National Fuel Gas Co.	147,410	0.1
11,149		National Grid PLC	150,812	0.1
5,608		NextEra Energy, Inc.	432,265	0.2
2,166		NiSource, Inc.	60,561	0.0
1,672		ONE Gas, Inc.	132,472	0.1
9,000		Power Assets Holdings Ltd.	48,283	0.0
9,900		PPL Corp.	275,121	0.1
4,326		Red Electrica Corp. SA	76,122	0.0
2,150		Sempra Energy	324,994	0.1
12,888		Snam SpA	68,333	0.0
10,529	(2)	Terna - Rete Elettrica Nazionale	86,416	0.1
			3,945,605	1.6

		Total Common Stock
		(Cost $92,505,666)	97,533,752	40.1

EXCHANGE-TRADED FUNDS: 0.3%
6,981		iShares MSCI EAFE Value Index ETF	338,788	0.2
1,968		iShares Russell 1000 Value ETF	299,648	0.1

		Total Exchange-Traded Funds
		(Cost $624,000)	638,436	0.3

MUTUAL FUNDS: 1.9%
		Affiliated Investment Companies: 1.9%
170,097		Voya VACS Series EMHCD Fund	1,706,073	0.7
289,284		Voya VACS Series HYB Fund	2,924,657	1.2

		Total Mutual Funds
		(Cost $4,594,055)	4,630,730	1.9

PREFERRED STOCK: 0.1%
		Consumer Staples: 0.0%
909		Henkel AG & Co. KGaA	71,115	0.0

		Financials: 0.1%
50	(10),(11)	Fannie Mae	250,000	0.1

		Total Preferred Stock
		(Cost $4,161,373)	321,115	0.1

			Value	Percentage of Net Assets
PURCHASED OPTIONS (12): 0.0%
		Total Purchased Options
		(Cost $213,519)	65,257	0.0

		Total Long-Term Investments
		(Cost $243,830,272)	231,441,401	95.2

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.5%
		Commercial Paper: 2.7%
3,000,000		EIDP Inc., 5.150%, 04/10/2023	2,995,680	1.2
1,618,000		HP, Inc., 5.230%, 04/24/2023	1,612,355	0.7
1,900,000		Sherwin-Williams Co., 5.360%, 04/11/2023	1,897,126	0.8

		Total Commercial Paper
		(Cost $6,505,660)	6,505,161	2.7

		Repurchase Agreements: 1.7%
1,009,632	(13)	Bank of America Inc., Repurchase Agreement dated 03/31/23, 4.82%, due 04/03/23 (Repurchase Amount $1,010,032, collateralized by various U.S. Government Agency Obligations, 1.500%-3.000%, Market Value plus accrued interest $1,029,825, due 11/01/49-02/01/51)	1,009,632	0.4

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of March 31, 2023 (Unaudited) (Continued)

184,947	(13)	Citigroup, Inc., Repurchase Agreement dated 03/31/23, 4.81%, due 04/03/23 (Repurchase Amount $185,020, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.000%, Market Value plus accrued interest $188,646, due 12/26/24-03/20/53)	184,947	0.1
1,009,632	(13)	HSBC Securities USA, Repurchase Agreement dated 03/31/23, 4.80%, due 04/03/23 (Repurchase Amount $1,010,030, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,029,825, due 06/15/24-02/15/53)	1,009,632	0.4
1,009,632	(13)	Jefferies LLC, Repurchase Agreement dated 03/31/23, 4.91%, due 04/03/23 (Repurchase Amount $1,010,039, collateralized by various U.S. Government Agency Obligations, 0.000%-5.750%, Market Value plus accrued interest $1,029,831, due 04/14/23-03/21/28)	1,009,632	0.4
1,009,632	(13)	RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/23, 4.82%, due 04/03/23 (Repurchase Amount $1,010,032, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.375%, Market Value plus accrued interest $1,029,825, due 04/06/23-02/20/53)	1,009,632	0.4

	Total Repurchase Agreements
	(Cost $4,223,475)		4,223,475	1.7

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.1%
2,613,000	(14)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.730%
		(Cost $2,613,000)	2,613,000	1.1

	Total Short-Term Investments
	(Cost $13,342,135)		13,341,636	5.5

	Total Investments in Securities (Cost $257,172,407)		$244,783,037	100.7
	Liabilities in Excess of Other Assets		(1,765,285)	(0.7)
	Net Assets		$243,017,752	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of this security is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.
(4)	Variable rate security. Rate shown is the rate in effect as of March 31, 2023.
(5)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(6)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(8)	Represents a zero coupon bond. Rate shown reflects the effective yield as of March 31, 2023.
(9)	Defaulted security.
(10)	Non-income producing security.
(11)	Preferred Stock may be called prior to convertible date.
(12)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(13)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(14)	Rate shown is the 7-day yield as of March 31, 2023.
Currency Abbreviations:
BRL	Brazilian Real
MXN	Mexican Peso
ZAR	South African Rand

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of March 31, 2023 (Unaudited) (Continued)

Reference Rate Abbreviations:
SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Common Stock
Communication Services	$5,540,870	$750,380	$–	$6,291,250
Consumer Discretionary	8,003,339	715,541	–	8,718,880
Consumer Staples	5,704,345	761,582	–	6,465,927
Energy	3,392,358	972,749	–	4,365,107
Financials	11,625,209	3,395,348	–	15,020,557
Health Care	12,955,754	1,181,967	–	14,137,721
Industrials	7,906,128	1,882,585	–	9,788,713
Information Technology	23,064,026	103,372	–	23,167,398
Materials	1,823,818	999,635	–	2,823,453
Real Estate	2,445,598	363,543	–	2,809,141
Utilities	3,063,201	882,404	–	3,945,605
Total Common Stock	85,524,646	12,009,106	–	97,533,752
Exchange-Traded Funds	638,436	–	–	638,436
Mutual Funds	4,630,730	–	–	4,630,730
Preferred Stock	–	321,115	–	321,115
Purchased Options	–	65,257	–	65,257
Corporate Bonds/Notes	–	30,553,712	–	30,553,712
Collateralized Mortgage Obligations	–	35,394,912	–	35,394,912
Asset-Backed Securities	–	23,214,670	–	23,214,670
Commercial Mortgage-Backed Securities	–	24,672,412	17,086	24,689,498
Sovereign Bonds	–	4,689,038	–	4,689,038
U.S. Treasury Obligations	–	9,710,281	–	9,710,281
Short-Term Investments	2,613,000	10,728,636	–	13,341,636
Total Investments, at fair value	$93,406,812	$151,359,139	$17,086	$244,783,037
Other Financial Instruments+
Centrally Cleared Swaps	–	386,325	–	386,325
Forward Foreign Currency Contracts	–	210,510	–	210,510
Forward Premium Swaptions	–	42,356	–	42,356
Futures	1,530,466	–	–	1,530,466
Total Assets	$94,937,278	$151,998,330	$17,086	$246,952,694
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(727,086)	$–	$(727,086)
Forward Foreign Currency Contracts	–	(286,351)	–	(286,351)
Futures	(845,649)	–	–	(845,649)
Interest Rate Swaps	–	(4,718)	–	(4,718)
Volatility Swaps	–	(20)	–	(20)
Written Options	–	(1,620,269)	–	(1,620,269)
Total Liabilities	$(845,649)	$(2,638,444)	$–	$(3,484,093)

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of March 31, 2023 (Unaudited) (Continued)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2023, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/2023	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Hard Currency Debt Fund - Class P	$1,673,026	$8,094	$(2,113,642)	$432,522	$-	$12,931	$(429,062)	$-
Voya High Yield Bond Fund - Class P	2,811,853	16,025	(3,220,000)	392,122	-	28,263	(362,616)	-
Voya VACS Series HYB Fund	-	2,893,062	-	31,595	2,924,657	20,360	-	-
Voya VACS Series EMHCD Fund	-	1,700,993	-	5,080	1,706,073	10,882	-	-

	$4,484,879	$4,618,174	$(5,333,642)	$861,319	$4,630,730	$72,436	$(791,678)	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2023, the following forward foreign currency contracts were outstanding for Voya Balanced Income Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	1,800,915	USD	1,316,463	Bank of America N.A.	05/12/23	$16,851
USD	937,244	GBP	755,971	Bank of America N.A.	05/12/23	3,940
CHF	958,321	USD	1,047,711	Bank of America N.A.	05/12/23	4,050
USD	2,135,967	MXN	39,168,296	Bank of America N.A.	05/12/23	(21,433)
AUD	1,558,770	USD	1,047,041	Bank of America N.A.	05/12/23	(3,643)
ZAR	4,645,564	USD	260,299	BNP Paribas	04/04/23	615
ZAR	4,664,446	USD	261,087	BNP Paribas	04/04/23	886
ZAR	5,822,338	USD	328,064	BNP Paribas	04/05/23	(1,058)
ZAR	4,678,461	USD	263,240	BNP Paribas	04/05/23	(479)
USD	1,442,386	JPY	187,547,810	BNP Paribas	05/12/23	21,366
JPY	94,992,517	USD	732,816	BNP Paribas	05/12/23	(13,073)
NZD	1,084,359	USD	679,669	BNP Paribas	05/12/23	(1,591)
NZD	2,183,935	USD	1,368,781	BNP Paribas	05/12/23	6,486
JPY	180,042,806	USD	1,363,691	BNP Paribas	05/12/23	3,490
USD	1,436,630	AUD	2,148,422	BNP Paribas	05/12/23	(1,465)
MXN	12,931,222	USD	694,484	BNP Paribas	05/12/23	17,771
MXN	5,451,787	USD	293,367	BNP Paribas	05/12/23	6,919
USD	963,894	GBP	784,072	BNP Paribas	05/12/23	(4,103)
USD	851,535	GBP	699,028	BNP Paribas	05/12/23	(11,469)
JPY	86,334,902	USD	659,682	BNP Paribas	05/12/23	(5,536)
USD	659,123	JPY	86,034,444	BNP Paribas	05/12/23	7,254
CAD	1,546,606	USD	1,133,422	BNP Paribas	05/12/23	11,613
MXN	144,710	USD	7,762	BNP Paribas	05/12/23	209
GBP	1,488,587	USD	1,834,963	BNP Paribas	05/12/23	2,813
USD	262,215	ZAR	4,678,461	BNP Paribas	05/19/23	482
USD	326,789	ZAR	5,822,338	BNP Paribas	05/19/23	1,063
USD	260,033	ZAR	4,664,445	BNP Paribas	05/19/23	(886)
USD	259,254	ZAR	4,645,564	BNP Paribas	05/19/23	(609)
USD	54	EUR	50	Brown Brothers Harriman & Co.	05/12/23	–
USD	3	JPY	400	Brown Brothers Harriman & Co.	05/12/23	–
USD	226,836	EUR	208,057	Citibank N.A.	05/12/23	710
ZAR	135	USD	8	Goldman Sachs International	04/05/23	–
CHF	844,524	USD	920,512	Goldman Sachs International	05/12/23	6,357
USD	1,401,630	NZD	2,243,416	Goldman Sachs International	05/12/23	(11,093)
EUR	911,060	USD	983,991	Goldman Sachs International	05/12/23	6,194
USD	1,199,788	CAD	1,627,074	Goldman Sachs International	05/12/23	(4,822)
GBP	721,960	USD	883,823	Goldman Sachs International	05/12/23	7,492

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of March 31, 2023 (Unaudited) (Continued)

MXN	11,869,865	USD	629,217	Goldman Sachs International	05/12/23	24,578
CAD	1,881,644	USD	1,370,882	Goldman Sachs International	05/12/23	22,200
USD	3,224	SEK	33,936	Morgan Stanley Capital Services LLC	05/12/23	(53)
CAD	1,606,651	USD	1,177,646	Morgan Stanley Capital Services LLC	05/12/23	11,843
USD	1,176,684	NZD	1,883,313	Morgan Stanley Capital Services LLC	05/12/23	(1,001)
CHF	96,735	USD	106,232	Morgan Stanley Capital Services LLC	05/12/23	(65)
USD	2,017,307	EUR	1,869,859	Morgan Stanley Capital Services LLC	05/12/23	(14,947)
USD	242,687	CHF	220,881	Morgan Stanley Capital Services LLC	05/12/23	269
GBP	691,554	USD	850,143	Morgan Stanley Capital Services LLC	05/12/23	3,634
USD	1,649	CAD	2,260	Morgan Stanley Capital Services LLC	05/12/23	(24)
EUR	1,056,438	USD	1,148,241	Morgan Stanley Capital Services LLC	05/12/23	(53)
USD	1,021,185	CHF	934,445	Morgan Stanley Capital Services LLC	05/12/23	(4,373)
USD	1,442,667	NZD	2,319,255	Morgan Stanley Capital Services LLC	05/12/23	(7,625)
USD	246,035	MXN	4,703,793	Morgan Stanley Capital Services LLC	05/12/23	(13,051)
NZD	2,308,338	USD	1,443,358	Morgan Stanley Capital Services LLC	05/12/23	107
USD	1,168,671	BRL	6,128,160	Morgan Stanley Capital Services LLC	05/12/23	(32,351)
JPY	667,688	USD	5,062	Morgan Stanley Capital Services LLC	05/12/23	(3)
USD	793,486	GBP	648,197	Morgan Stanley Capital Services LLC	05/12/23	(6,762)
USD	1,043,344	AUD	1,567,548	Morgan Stanley Capital Services LLC	05/12/23	(5,931)
AUD	967,540	USD	650,857	Standard Chartered Bank	05/12/23	(3,212)
JPY	87,135,837	USD	668,342	Standard Chartered Bank	05/12/23	(8,127)
USD	1,148,655	CAD	1,569,378	Standard Chartered Bank	05/12/23	(13,239)
EUR	39,055	USD	41,803	Standard Chartered Bank	05/12/23	644
EUR	825,242	USD	902,194	Standard Chartered Bank	05/12/23	(5,281)
NZD	797,742	USD	497,798	Standard Chartered Bank	05/12/23	1,051
USD	4,747	AUD	7,137	Standard Chartered Bank	05/12/23	(30)
NZD	10,425	USD	6,416	Standard Chartered Bank	05/12/23	103
AUD	2,084,416	USD	1,388,384	State Street Bank and Trust Co.	05/12/23	6,868
EUR	453,578	USD	487,756	State Street Bank and Trust Co.	05/12/23	5,214
USD	678,990	JPY	89,335,263	State Street Bank and Trust Co.	05/12/23	2,111
USD	168,045	NZD	271,219	State Street Bank and Trust Co.	05/12/23	(1,556)
USD	535,246	EUR	500,424	State Street Bank and Trust Co.	05/12/23	(8,639)
CHF	7,821	USD	8,477	State Street Bank and Trust Co.	05/12/23	107
EUR	1,219	USD	1,297	State Street Bank and Trust Co.	05/12/23	27
USD	349,415	MXN	6,567,544	State Street Bank and Trust Co.	05/12/23	(12,327)
USD	1,424,922	CAD	1,959,157	State Street Bank and Trust Co.	05/12/23	(25,547)
USD	689,266	NZD	1,114,537	State Street Bank and Trust Co.	05/12/23	(7,684)
USD	676,770	AUD	1,012,980	State Street Bank and Trust Co.	05/12/23	(1,291)
USD	6,769	GBP	5,605	State Street Bank and Trust Co.	05/12/23	(151)
NZD	7,749	USD	4,813	State Street Bank and Trust Co.	05/12/23	32
USD	1,248,604	CAD	1,687,559	State Street Bank and Trust Co.	05/12/23	(785)
EUR	270,057	USD	293,756	State Street Bank and Trust Co.	05/12/23	(246)
CHF	272,152	USD	298,867	State Street Bank and Trust Co.	05/12/23	599
NZD	212,865	USD	131,998	State Street Bank and Trust Co.	05/12/23	1,112
USD	390,245	MXN	7,329,193	State Street Bank and Trust Co.	05/12/23	(13,449)
USD	754,217	CAD	1,033,626	State Street Bank and Trust Co.	05/12/23	(11,032)
USD	458,213	CAD	627,361	State Street Bank and Trust Co.	05/12/23	(6,256)
USD	646,114	AUD	960,098	State Street Bank and Trust Co.	05/12/23	3,450
						$(75,841)

At March 31, 2023, the following futures contracts were outstanding for Voya Balanced Income Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	290	06/30/23	$59,871,406	$689,274
U.S. Treasury 5-Year Note	293	06/30/23	32,085,789	719,344
U.S. Treasury Ultra 10-Year Note	31	06/21/23	3,755,359	121,848
			$95,712,554	$1,530,466
Short Contracts:
U.S. Treasury 10-Year Note	(214)	06/21/23	(24,593,281)	(611,788)
U.S. Treasury Long Bond	(48)	06/21/23	(6,295,500)	(233,861)
			$(30,888,781)	$(845,649)

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of March 31, 2023 (Unaudited) (Continued)

At March 31, 2023, the following centrally cleared credit default swaps were outstanding for Voya Balanced Income Portfolio:

Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
Prudential Financial Inc. 3.50%, due 05/15/2024	Buy	(1.000)	12/20/24	USD	1,140,000	$(7,010)	$23,278
						$(7,010)	$23,278

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payments made quarterly.
(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At March 31, 2023, the following centrally cleared interest rate swaps were outstanding for Voya Balanced Income Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	28-day MXN TIIE-BANXICO	Monthly	8.735%	Monthly	03/16/28	MXN	21,341,000	$8,557	$8,557
Pay	1-day Secured Overnight Financing Rate	Annual	3.393	Annual	08/25/24	USD	16,000,000	(274,484)	(274,484)
Pay	1-day Secured Overnight Financing Rate	Annual	3.255	Annual	02/05/25	USD	651,000	(2,256)	(2,256)
Pay	1-day Secured Overnight Financing Rate	Annual	3.270	Annual	02/20/25	USD	3,007,000	(8,559)	(8,559)
Pay	1-day Secured Overnight Financing Rate	Annual	2.988	Annual	03/16/33	USD	283,000	(53)	(53)
Pay	1-day Secured Overnight Financing Rate	Annual	3.058	Annual	05/10/33	USD	2,303,000	(23,858)	(23,858)
Pay	1-day Secured Overnight Financing Rate	Annual	3.085	Annual	05/10/33	USD	1,474,000	(11,941)	(11,941)
Pay	1-day Secured Overnight Financing Rate	Annual	3.289	Annual	05/10/33	USD	2,026,476	18,499	18,499
Pay	1-day Secured Overnight Financing Rate	Annual	3.394	Annual	05/10/33	USD	921,000	16,567	16,567
Pay	1-day Secured Overnight Financing Rate	Annual	3.475	Annual	05/10/33	USD	1,841,995	45,902	45,902
Pay	1-day Secured Overnight Financing Rate	Annual	3.483	Annual	05/10/33	USD	2,762,992	70,491	70,491
Pay	1-day Secured Overnight Financing Rate	Annual	3.065	Annual	05/11/33	USD	2,063,000	(20,117)	(20,117)
Pay	1-day Secured Overnight Financing Rate	Annual	3.234	Annual	05/11/33	USD	516,000	2,323	2,323
Pay	1-day Secured Overnight Financing Rate	Annual	3.111	Annual	05/12/33	USD	737,000	(4,272)	(4,272)
Pay	1-day Secured Overnight Financing Rate	Annual	3.139	Annual	05/12/33	USD	1,197,106	(4,152)	(4,152)
Pay	1-day Secured Overnight Financing Rate	Annual	3.164	Annual	05/12/33	USD	1,105,000	(1,490)	(1,490)
Pay	1-day Secured Overnight Financing Rate	Annual	3.200	Annual	05/12/33	USD	1,474,000	2,513	2,513
Pay	1-day Secured Overnight Financing Rate	Annual	3.212	Annual	05/12/33	USD	1,053,708	2,887	2,887
Pay	1-day Secured Overnight Financing Rate	Annual	3.214	Annual	05/12/33	USD	1,013,146	2,966	2,966
Pay	1-day Secured Overnight Financing Rate	Annual	3.216	Annual	05/12/33	USD	1,013,146	3,138	3,138

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of March 31, 2023 (Unaudited) (Continued)

Pay	1-day Secured Overnight Financing Rate	Annual	3.233	Annual	05/12/33	USD	1,197,000	5,385	5,385
Pay	1-day Secured Overnight Financing Rate	Annual	3.610	Annual	05/12/33	USD	461,000	16,776	16,776
Pay	1-day Secured Overnight Financing Rate	Annual	3.621	Annual	05/12/33	USD	829,000	30,942	30,942
Pay	1-day Secured Overnight Financing Rate	Annual	3.674	Annual	05/12/33	USD	1,768,000	73,881	73,881
Pay	1-day Secured Overnight Financing Rate	Annual	3.456	Annual	05/17/33	USD	1,400,000	32,999	32,999
Pay	1-day Secured Overnight Financing Rate	Annual	3.275	Annual	09/11/33	USD	1,571,000	21,818	21,818
Pay	1-day Secured Overnight Financing Rate	Annual	3.067	Annual	09/13/33	USD	676,000	(2,347)	(2,347)
Pay	1-day Secured Overnight Financing Rate	Annual	3.075	Annual	09/13/33	USD	848,000	(2,346)	(2,346)
Pay	1-day Secured Overnight Financing Rate	Annual	3.163	Annual	09/13/33	USD	157,000	720	720
Pay	1-day Secured Overnight Financing Rate	Annual	3.174	Annual	09/13/33	USD	785,000	4,317	4,317
Pay	1-day Secured Overnight Financing Rate	Annual	2.843	Annual	06/16/53	USD	220,000	(3,977)	(3,977)
Receive	1-day Secured Overnight Financing Rate	Annual	3.437	Annual	02/20/25	USD	1,754,000	2,232	2,232
Receive	1-day Secured Overnight Financing Rate	Annual	3.586	Annual	02/20/25	USD	952,000	(124)	(124)
Receive	1-day Secured Overnight Financing Rate	Annual	3.657	Annual	02/20/25	USD	611,000	(487)	(487)
Receive	1-day Secured Overnight Financing Rate	Annual	3.180	Annual	05/11/33	USD	6,171,000	134	134
Receive	1-day Secured Overnight Financing Rate	Annual	3.252	Annual	05/11/33	USD	332,000	(2,000)	(2,000)
Receive	1-day Secured Overnight Financing Rate	Annual	3.275	Annual	05/11/33	USD	921,000	(7,390)	(7,390)
Receive	1-day Secured Overnight Financing Rate	Annual	3.337	Annual	05/11/33	USD	1,510,000	(19,993)	(19,993)
Receive	1-day Secured Overnight Financing Rate	Annual	3.392	Annual	05/11/33	USD	847,000	(15,154)	(15,154)
Receive	1-day Secured Overnight Financing Rate	Annual	3.408	Annual	05/11/33	USD	1,087,000	(20,939)	(20,939)
Receive	1-day Secured Overnight Financing Rate	Annual	3.302	Annual	05/12/33	USD	755,000	(7,821)	(7,821)
Receive	1-day Secured Overnight Financing Rate	Annual	3.311	Annual	05/12/33	USD	976,000	(10,799)	(10,799)
Receive	1-day Secured Overnight Financing Rate	Annual	3.314	Annual	05/12/33	USD	461,000	(5,227)	(5,227)
Receive	1-day Secured Overnight Financing Rate	Annual	3.421	Annual	05/12/33	USD	1,658,000	(33,799)	(33,799)
Receive	1-day Secured Overnight Financing Rate	Annual	3.483	Annual	05/12/33	USD	1,566,000	(40,131)	(40,131)
Receive	1-day Secured Overnight Financing Rate	Annual	3.598	Annual	05/12/33	USD	1,013,000	(35,811)	(35,811)
Receive	1-day Secured Overnight Financing Rate	Annual	3.643	Annual	05/12/33	USD	2,579,000	(100,940)	(100,940)
Receive	1-day Secured Overnight Financing Rate	Annual	3.689	Annual	05/12/33	USD	1,013,000	(43,640)	(43,640)
Receive	1-day Secured Overnight Financing Rate	Annual	3.184	Annual	09/13/33	USD	236,000	(1,497)	(1,497)
Receive	1-day Secured Overnight Financing Rate	Annual	3.236	Annual	09/13/33	USD	192,000	(2,060)	(2,061)
Receive	1-day Secured Overnight Financing Rate	Annual	3.240	Annual	09/13/33	USD	204,000	(2,251)	(2,251)
Receive	1-day Secured Overnight Financing Rate	Annual	3.353	Annual	09/13/33	USD	817,000	(16,703)	(16,703)
Receive	1-day Secured Overnight Financing Rate	Annual	2.950	Annual	06/16/53	USD	63,000	(172)	(172)
Receive	1-day Secured Overnight Financing Rate	Annual	2.956	Annual	06/16/53	USD	79,000	(295)	(295)
								$(364,038)	$(364,039)

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of March 31, 2023 (Unaudited) (Continued)

At March 31, 2023, the following OTC volatility swaps were outstanding for Voya Balanced Income Portfolio:

Pay/Receive Volatility(1)	Reference Entity	Volatility Strike Rate	Counterparty	Maturity Date	Currency	Notional Amount	Fair Value	Unrealized Appreciation (Depreciation)
Receive	USD vs. CNH Spot Exchange Rate	6.350%	Morgan Stanley Capital Services LLC	06/16/23	USD	3,341,000	$(20)	$(20)
							$(20)	$(20)

At March 31, 2023, the following OTC purchased foreign currency dual digital options were outstanding for Voya Balanced Income Portfolio:

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount	Cost	Fair Value

AUD/USD & USD/JPY Dual Digital	Barclays Bank PLC	05/30/23	0.60 & 125	USD	175,000	$3,325	$191
AUD/USD & USD/JPY Dual Digital	Goldman Sachs International	05/30/23	0.6375 & 131.5	USD	76,000	4,419	3,263
USD/CNH & USD/JPY Dual Digital	BNP Paribas	05/30/23	7.2 & 131.5	USD	66,000	4,554	520
						$12,298	$3,974

At March 31, 2023, the following OTC purchased foreign currency options were outstanding for Voya Balanced Income Portfolio:

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount	Cost	Fair Value

Call JPY vs. Put USD	BNP Paribas	02/27/25	107.500	USD	855,000	$42,408	$13,662
Call USD vs. Put JPY	Bank of America N.A.	09/09/32	140.000	USD	1,118,300	19,906	9,179
Call USD vs. Put JPY	BNP Paribas	09/09/32	140.000	USD	1,118,300	21,337	9,179
Put USD vs. Call JPY	Goldman Sachs International	04/13/23	120.000	USD	2,703,000	30,657	51
Put USD vs. Call JPY	Morgan Stanley Capital Services LLC	04/13/23	120.000	USD	4,398,000	51,268	83
Put USD vs. Call JPY	BNP Paribas	06/23/23	130.000	USD	1,367,000	6,671	1,820
Put USD vs. Call JPY	Goldman Sachs International	07/07/23	115.000	USD	160,600	14,454	7,008
Put USD vs. Call MXN	Goldman Sachs International	06/28/23	18.060	USD	1,371,000	14,520	20,301
						$201,221	$61,283

At March 31, 2023, the following OTC written foreign currency options were outstanding for Voya Balanced Income Portfolio:

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount	Premiums Received	Fair Value

Call EUR vs. Put MXN	Goldman Sachs International	09/14/23	21.000	EUR	1,134,000	$41,951	$(26,261)
Call USD vs. Put JPY	Bank of America N.A.	09/09/27	140.000	USD	1,118,300	31,670	(12,822)
Call USD vs. Put JPY	BNP Paribas	09/09/27	140.000	USD	1,118,300	30,641	(12,822)
Call USD vs. Put MXN	Morgan Stanley Capital Services LLC	04/26/23	20.600	USD	1,527,000	48,363	(395)
Call USD vs. Put MXN	Goldman Sachs International	06/28/23	19.600	USD	1,371,000	14,794	(10,453)
Call USD vs. Put MXN	Bank of America N.A.	08/31/23	18.750	USD	3,141,000	97,277	(87,011)
Put USD vs. Call MXN	Morgan Stanley Capital Services LLC	04/26/23	20.000	USD	1,527,000	30,952	(159,913)
Put USD vs. Call MXN	Morgan Stanley Capital Services LLC	06/28/23	17.450	USD	1,371,000	6,056	(6,056)
						$301,704	$(315,733)

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of March 31, 2023 (Unaudited) (Continued)

At March 31, 2023, the following OTC written interest rate swaptions were outstanding for Voya Balanced Income Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(2)	Bank of America N.A.	Pay	3.550%	1-day Secured Overnight Financing Rate	09/11/23	USD	1,571,000	$42,495	$(73,905)
Call on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Pay	3.790%	1-day Secured Overnight Financing Rate	05/10/23	USD	7,368,000	212,567	(373,325)
Call on 10-Year Interest Rate Swap(2)	Citibank N.A.	Pay	3.540%	1-day Secured Overnight Financing Rate	09/11/23	USD	3,142,000	84,991	(145,931)
Call on 10-Year Interest Rate Swap(2)	Goldman Sachs International	Pay	3.460%	1-day Secured Overnight Financing Rate	08/21/23	USD	3,684,000	93,021	(146,793)
Call on 10-Year Interest Rate Swap(2)	Goldman Sachs International	Pay	3.570%	1-day Secured Overnight Financing Rate	09/07/23	USD	1,571,000	41,965	(75,362)
Call on 10-Year Interest Rate Swap(2)	JPMorgan Chase Bank N.A.	Pay	2.995%	1-day Secured Overnight Financing Rate	06/07/23	USD	3,684,000	112,915	(43,629)
Call on 1-Year Interest Rate Swap(2)	Barclays Bank PLC	Pay	4.170%	1-day Secured Overnight Financing Rate	02/16/24	USD	5,011,000	23,577	(40,807)
Call on 1-Year Interest Rate Swap(2)	Morgan Stanley Capital Services LLC	Pay	3.520%	1-day Secured Overnight Financing Rate	01/24/24	USD	10,022,000	43,621	(45,180)
Call on 30-Year Interest Rate Swap(2)	Morgan Stanley Capital Services LLC	Pay	2.994%	1-day Secured Overnight Financing Rate	06/14/23	USD	785,000	33,892	(27,878)
Put on 10-Year Interest Rate Swap(3)	Bank of America N.A.	Receive	3.550%	1-day Secured Overnight Financing Rate	09/11/23	USD	1,571,000	42,496	(19,033)
Put on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Receive	3.790%	1-day Secured Overnight Financing Rate	05/10/23	USD	7,368,000	212,567	(9,180)
Put on 10-Year Interest Rate Swap(3)	Citibank N.A.	Receive	3.540%	1-day Secured Overnight Financing Rate	09/11/23	USD	3,142,000	84,991	(38,799)
Put on 10-Year Interest Rate Swap(3)	Goldman Sachs International	Receive	3.460%	1-day Secured Overnight Financing Rate	08/21/23	USD	3,684,000	93,021	(49,118)
Put on 10-Year Interest Rate Swap(3)	Goldman Sachs International	Receive	3.570%	1-day Secured Overnight Financing Rate	09/07/23	USD	1,571,000	41,965	(17,998)
Put on 10-Year Interest Rate Swap(3)	JPMorgan Chase Bank N.A.	Receive	2.995%	1-day Secured Overnight Financing Rate	06/07/23	USD	3,684,000	112,915	(95,817)
Put on 1-Year Interest Rate Swap(3)	Barclays Bank PLC	Receive	4.170%	1-day Secured Overnight Financing Rate	02/16/24	USD	5,011,000	23,577	(15,721)
Put on 1-Year Interest Rate Swap(3)	Morgan Stanley Capital Services LLC	Receive	3.520%	1-day Secured Overnight Financing Rate	01/24/24	USD	10,022,000	43,621	(63,662)
Put on 30-Year Interest Rate Swap(3)	Morgan Stanley Capital Services LLC	Receive	2.994%	1-day Secured Overnight Financing Rate	06/14/23	USD	785,000	33,892	(22,398)
								$1,378,089	$(1,304,536)

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of March 31, 2023 (Unaudited) (Continued)

At March 31, 2023, the following OTC purchased forward premium swaptions were outstanding for Voya Balanced Income Portfolio:

Description	Counterparty	Exercise Rate(4)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/(payable) at expiration(5)	Unrealized Appreciation/ (Depreciation)
Call on 30-Year Interest Rate Swap	Barclays Bank PLC	0.000%	Receive	1-day Secured Overnight Financing Rate	06/14/27	USD	1,676,000	$(293,719)	$13,227
Put on 30-Year Interest Rate Swap	Barclays Bank PLC	0.000%	Pay	1-day Secured Overnight Financing Rate	05/25/27	USD	4,989,400	(898,092)	20,090
								$(1,191,811)	$33,317

At March 31, 2023, the following OTC written forward premium swaptions were outstanding for Voya Balanced Income Portfolio:

Description	Counterparty	Exercise Rate(4)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/(payable) at expiration(5)	Unrealized Appreciation/ (Depreciation)
Call on 5-Year Interest Rate Swap	Bank of America N.A.	0.000%	Pay	1-day Secured Overnight Financing Rate	03/27/28	USD	785,000	$33,284	$34
Call on 5-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	0.000%	Pay	1-day Secured Overnight Financing Rate	03/14/28	USD	1,571,000	68,460	2,730
Put on 5-Year Interest Rate Swap	Bank of America N.A.	0.000%	Receive	1-day Secured Overnight Financing Rate	03/27/28	USD	785,000	33,284	705
Put on 5-Year Interest Rate Swap	Morgan Stanley Capital Services LLC	0.000%	Receive	1-day Secured Overnight Financing Rate	03/14/28	USD	1,571,000	68,460	5,570
								$203,488	$9,039

(1)	Payments made at maturity date.
(2)	Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.
(3)	Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.
(4)	Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(5)	Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

PORTFOLIO OF INVESTMENTS
Voya Balanced Income Portfolio	as of March 31, 2023 (Unaudited) (Continued)

Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	EU Euro
GBP	-	British Pound
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar
ZAR	-	South African Rand

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $257,981,796.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$12,759,590
Gross Unrealized Depreciation	(27,175,432)
Net Unrealized Depreciation	$(14,415,842)